UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: December 31, 2009

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management's Discussion of Fund Performance:
Davis Value Portfolio	2
Davis Financial Portfolio	4
Davis Real Estate Portfolio	6

Fund Overview:
Davis Value Portfolio	8
Davis Financial Portfolio	10
Davis Real Estate Portfolio	11

Expense Example	13

Schedule of Investments:
Davis Value Portfolio	15
Davis Financial Portfolio	20
Davis Real Estate Portfolio	22

Statements of Assets and Liabilities	25

Statements of Operations	26

Statements of Changes in Net Assets	27

Notes to Financial Statements	29

Financial Highlights:
Davis Value Portfolio	36
Davis Financial Portfolio	37
Davis Real Estate Portfolio	38

Report of Independent Registered Public Accounting Firm	39

Fund Information	40

Directors and Officers	41

This Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Variable Account Fund, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 31.16% for the year ended December 31, 2009.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 26.46%.  The sectors1 within the Index that turned in the strongest performance over the year were information technology, materials, and consumer discretionary.  The sectors within the Index that turned in the weakest (but still positive) performance over the year were telecommunication services, utilities, and energy.

Factors Impacting the Portfolio’s Performance

The Portfolio’s energy companies out-performed the corresponding sector within the Index (up 39% versus up 14% for the Index) and were the largest contributors2 to performance on a relative basis compared to the Index.  Occidental Petroleum3, EOG Resources, and Canadian Natural Resources were among the most important contributors to performance.  ConocoPhillips was among the most important detractors from performance.

The Portfolio’s information technology companies were the largest detractor from performance relative to the Index.  The Portfolio’s information technology companies out-performed the corresponding sector within the Index (up 63% versus up 62% for the Index), however this sector still detracted from performance relative to the Index due to the lower relative average weighting (8% versus 18% for the Index).  Google, Microsoft, and Texas Instruments were among the most important contributors to performance.  Tyco Electronics was among the most important detractors from performance.  The Portfolio no longer owns Tyco Electronics.

The Portfolio’s financial companies were among the most important contributors to relative performance as the Portfolio had a higher average weighting (28% versus 13% for the Index) and the Portfolio’s financial companies out-performed the corresponding sector within the Index (up 26% versus up 17% for the Index).  American Express and GAM Holding were among the most important contributors to performance.  Bank of America, Citigroup, NIPPONKOA Insurance, and Julius Baer Group were among the most important detractors from performance.  The Portfolio no longer owns Bank of America, Citigroup, or NIPPONKOA Insurance.

The Portfolio’s relative performance was helped due to stock selection of health care companies.  The Portfolio had a lower relative average weighting in health care companies (8% versus 14% for the Index), but the Portfolio’s health care companies out-performed the corresponding sector within the Index (up 40% versus up 20% for the Index).  Schering-Plough was among the most important contributors to performance.  Schering-Plough merged with Merck in November 2009.

The Portfolio ended the year with approximately 15% of its net assets invested in foreign companies.  As a whole these companies out-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 1999

Average Annual Total Return for periods ended December 31, 2009
F Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	31.16%	0.61%	2.11%	2.26%	07/01/99	0.71%	0.71%
Standard & Poor’s 500® Index	26.46%	0.42%	(0.95)%	(0.26)%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 41.18% for the year ended December 31, 2009.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 26.46%.  The Index’s diversified financials and insurance industry groups1 turned in positive performances, while the banking industry group turned in a negative performance.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial sector holdings out-performed those of the Index (up 44% versus up 17% for the Index).  The Portfolio had a portion of its assets invested in other sectors and these non-financial holdings overall contributed2 to performance.

The Portfolio’s diversified financial companies were the largest contributors to performance.  The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (up 56% versus up 30% for the Index).  American Express3, Oaktree, Goldman Sachs, and GAM Holding were among the most important contributors to performance.  JPMorgan Chase, Bank of New York Mellon, Julius Baer Group, and Bank of America were among the most important detractors from performance.

The Portfolio’s insurance companies were the second largest contributor to performance (up 24% versus up 14% for the corresponding industry group within the Index).  Transatlantic Holdings, China Life Insurance, and Loews were among the most important contributors to performance.  FPIC Insurance and American International Group were among the most important detractors from performance.  The Fund no longer owns American International Group.

The Portfolio’s banking companies contributed positively to performance (up 63% versus down 7% for the Index).  Wells Fargo and State Bank of India were among the most important contributors to performance.

The Portfolio received a favorable class action settlement from a former holding, Tyco International.  This settlement had an approximate impact of 0.4% on the investment performance of the Portfolio in 2009.

The Portfolio ended the year with approximately 25% of its net assets invested in foreign companies.  As a whole these companies out-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk.  See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 1999

Average Annual Total Return for periods ended December 31, 2009
F Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	41.18%	(1.79)%	2.66%	1.81%	07/01/99	0.78%	0.78%
Standard & Poor’s 500® Index	26.46%	0.42%	(0.95)%	(0.26)%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns.  This settlement had a material impact on the investment performance of the Portfolio in 2009.  This was a one-time event that is unlikely to be repeated.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 31.73% for the year ended December 31, 2009.  Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 29.20%.  Every sub-industry1 within the Index delivered positive returns, with real estate operating companies, office REITs, and residential REITs turning in the strongest performance.

Factors Impacting the Portfolio’s Performance

The Portfolio’s office REITs were important contributors2 to performance.  A higher relative average weighting in this sub-industry (27% versus 17% for the Index) was a strong contributor to the Portfolio’s performance.  Alexandria Real Estate3, Digital Realty Trust, and SL Green Realty were among the most important contributors to performance.  Derwent London was among the most important detractors from performance.  The Portfolio no longer owns Derwent London.

The Portfolio’s retail REITs were the most important contributor to performance relative to the Index.  The Portfolio’s retail REITs out-performed the corresponding sub-industry within the Index (up 51% versus up 28% for the Index).  Simon Property Group and Taubman Centers were among the most important contributors to performance.

Diversified REITs were the largest detractor from the Portfolio’s performance relative to the Index.  The Portfolio’s diversified REITs under-performed the corresponding sub-industry within the Index (down 17% versus up 24% for the Index).  Cousins Properties was among the most important detractors from performance.

Forest City Enterprises and ProLogis were among the most important contributors to the Portfolio’s performance.  Brixton, First Potomac Realty, and Cogdell Spencer were among the most important detractors from performance.  The Portfolio no longer owns Brixton or First Potomac Realty.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.  There can be no assurance that the Portfolio will achieve its objective.  The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk.  See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies.  Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1 The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on December 31, 1999

Average Annual Total Return for periods ended December 31, 2009
F Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	31.73%	(2.12)%	8.49%	6.89%	07/01/99	0.98%	0.98%
Standard & Poor’s 500® Index	26.46%	0.42%	(0.95)%	(0.26)%
Wilshire U.S. Real Estate Securities Index	29.20%	(0.23)%	10.47%	8.93%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses.  The Index was formerly named the “Dow Jones Wilshire Real Estate Securities Index.” Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO	December 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	79.88%	Energy	16.60%	11.48%
Common Stock (Foreign)	14.99%	Diversified Financials	13.81%	7.87%
Convertible Bonds (U.S.)	0.41%	Insurance	11.61%	2.41%
Convertible Bonds (Foreign)	0.17%	Health Care	9.26%	12.63%
Corporate Bonds	0.47%	Information Technology	8.53%	19.85%
Short Term Investments	2.95%	Food & Staples Retailing	6.52%	2.69%
Other Assets & Liabilities	1.13%	Materials	6.40%	3.60%
	100.00%	Banks	4.31%	2.86%
		Food, Beverage & Tobacco	4.18%	5.84%
		Media	4.03%	2.90%
		Retailing	2.77%	3.46%
		Transportation	2.65%	2.09%
		Commercial & Professional Services	2.43%	0.66%
		Other	1.97%	10.73%
		Household & Personal Products	1.96%	2.83%
		Automobiles & Components	1.58%	0.61%
		Capital Goods	1.39%	7.49%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.39%
Occidental Petroleum Corp.	Energy	4.22%
Wells Fargo & Co.	Commercial Banks	4.13%
American Express Co.	Consumer Finance	3.96%
Costco Wholesale Corp.	Food & Staples Retailing	3.87%
EOG Resources, Inc.	Energy	3.50%
Devon Energy Corp.	Energy	3.17%
Loews Corp.	Multi-line Insurance	2.56%
JPMorgan Chase & Co.	Diversified Financial Services	2.41%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	2.41%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2009

New Positions Added (01/01/09-12/31/09)
(Highlighted positions are those greater than 0.80% of 12/31/09 total net assets)
Security	Industry	Date of 1st Purchase	% of 12/31/09 Fund Net Assets
Activision Blizzard, Inc.	Software & Services	01/07/09	0.45%
Becton, Dickinson and Co.	Health Care Equipment & Services	03/02/09	0.91%
Coca-Cola Co.	Food, Beverage & Tobacco	06/26/09	0.54%
Fairfax Financial Holdings Ltd.	Multi-line Insurance	09/08/09	0.39%
GAM Holding Ltd.	Capital Markets	02/23/09	0.52%
Harley-Davidson, Inc., Sr. Notes,
15.00%, 02/01/14	Automobiles & Components	02/03/09	0.47%
Laboratory Corp. of America Holdings	Health Care Equipment & Services	03/02/09	0.39%
LLX Logistica S.A.	Transportation	09/22/09	0.07%
Mead Johnson Nutrition Co.	Household & Personal Products	12/14/09	0.32%
Medtronic, Inc.	Health Care Equipment & Services	01/07/09	–
Merck & Co., Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	03/11/09	2.41%
Natura Cosmeticos S.A.	Household & Personal Products	07/31/09	0.13%
Pfizer Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	02/25/09	0.88%
Potash Corp. of Saskatchewan Inc.	Materials	05/14/09	0.24%
Walt Disney Co.	Media	02/05/09	0.85%

Positions Closed (01/01/09-12/31/09)
(Gains and losses greater than $1,000,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Altria Group, Inc.	Food, Beverage & Tobacco	01/05/09	$122,420
American International Group, Inc.	Multi-line Insurance	12/18/09	(19,978,679)
Avon Products, Inc.	Household & Personal Products	03/23/09	(561,130)
Bank of America Corp.	Diversified Financial Services	03/16/09	(2,187,724)
Cisco Systems, Inc.	Technology Hardware & Equipment	08/20/09	(139,893)
Citigroup Inc.	Diversified Financial Services	03/10/09	(3,383,562)
Dell Inc.	Technology Hardware & Equipment	02/27/09	(1,662,540)
Discover Financial Services	Consumer Finance	02/04/09	(156,778)
eBay Inc.	Software & Services	06/03/09	(388,469)
E*TRADE Financial Corp.	Capital Markets	03/13/09	(760,169)
Lowe's Cos, Inc.	Retailing	02/04/09	(636,067)
MBIA Inc.	Property & Casualty Insurance	03/06/09	(664,262)
Medtronic, Inc.	Health Care Equipment & Services	04/28/09	(43,478)
Morgan Stanley	Capital Markets	03/16/09	(142,779)
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	10/23/09	(1,151,848)
Schering-Plough Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	11/04/09	799,891
Sears Holdings Corp.	Retailing	02/27/09	(716,036)
Siemens AG, Registered	Capital Goods	03/20/09	(1,446,925)
Sprint Nextel Corp.	Telecommunication Services	03/12/09	(5,851,079)
State Street Corp.	Capital Markets	03/16/09	(107,364)
Sun Life Financial Inc.	Life & Health Insurance	12/14/09	165,773
Tyco Electronics Ltd.	Technology Hardware & Equipment	03/18/09	(629,440)
Whole Foods Market, Inc.	Food & Staples Retailing	01/09/09	(791,997)
WPP PLC, ADR	Media	01/09/09	(12,020)

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                 Fund Overview
DAVIS FINANCIAL PORTFOLIO                                                                      December 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	73.93%	Diversified Financials	44.67%	7.87%
Common Stock (Foreign)	25.14%	Insurance	33.19%	2.41%
Short Term Investments	0.95%	Banks	12.52%	2.86%
Other Assets & Liabilities	(0.02)%	Energy	5.17%	11.48%
	100.00%	Commercial & Professional Services	2.90%	0.66%
		Materials	1.55%	3.60%
		Information Technology	–	19.85%
		Health Care	–	12.63%
		Capital Goods	–	7.49%
		Food, Beverage & Tobacco	–	5.84%
		Other	–	25.31%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

American Express Co.	Consumer Finance	9.07%
Transatlantic Holdings, Inc.	Reinsurance	8.35%
Loews Corp.	Multi-line Insurance	6.15%
State Bank of India Ltd., GDR	Commercial Banks	5.71%
Wells Fargo & Co.	Commercial Banks	5.45%
Canadian Natural Resources Ltd.	Energy	5.12%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	4.83%
Goldman Sachs Group, Inc.	Capital Markets	4.71%
Bank of New York Mellon Corp.	Capital Markets	4.66%
Markel Corp.	Property & Casualty Insurance	4.34%

New Positions Added (01/01/09-12/31/09)
(Highlighted positions are those greater than 0.30% of 12/31/09 total net assets)
Security	Industry	Date of 1st Purchase	% of 12/31/09 Fund Net Assets
Banco Santander Brasil S.A., ADS	Commercial Banks	10/07/09	0.32%
Cielo S.A.	Diversified Financial Services	06/26/09	0.26%

Positions Closed (01/01/09-12/31/09)
(Gains and losses greater than $1,000,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Ambac Financial Group, Inc.	Property & Casualty Insurance	02/20/09	$(615,674)
American International Group, Inc.	Multi-line Insurance	03/12/09	(6,106,028)
H&R Block, Inc.	Consumer Services	11/24/09	(96,600)
MBIA Inc.	Property & Casualty Insurance	03/06/09	(1,153,345)

DAVIS VARIABLE ACCOUNT FUND, INC.                                                                  Fund Overview
DAVIS REAL ESTATE PORTFOLIO                                                                     December 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock (U.S.)	74.80%
Common Stock (Foreign)	1.90%		Fund
Preferred Stock	8.34%	Office REITs	32.57%	17.23%
Convertible Bonds	4.27%	Retail REITs	19.59%	22.72%
Short Term Investments	9.13%	Specialized REITs	11.69%	26.07%
Other Assets & Liabilities	1.56%	Residential REITs	10.11%	15.91%
	100.00%	Industrial REITs	9.55%	6.21%
		Diversified REITs	6.48%	9.18%
		Other	5.66%	0.59%
		Real Estate Operating Companies	4.35%	2.09%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Corporate Office Properties Trust	Office REITs	5.10%
Ventas, Inc.	Specialized REITs	5.02%
American Campus Communities, Inc.	Residential REITs	4.97%
Alexandria Real Estate Equities, Inc.	Office REITs	4.61%
Simon Property Group, Inc.	Retail REITs	4.36%
Federal Realty Investment Trust	Retail REITs	3.92%
Vornado Realty Trust	Diversified REITs	3.88%
Essex Property Trust, Inc.	Residential REITs	3.73%
Douglas Emmett, Inc.	Office REITs	3.70%
Taubman Centers, Inc.	Retail REITs	3.59%

DAVIS VARIABLE ACCOUNT FUND, INC.Fund Overview
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED) December 31, 2009

New Positions Added (01/01/09-12/31/09)
(Highlighted positions are those greater than 2.00% of 12/31/09 total net assets)
Security	Industry	Date of 1st Purchase	% of 12/31/09 Fund Net Assets
Alexandria Real Estate Equities, Inc., 7.00%,
Series D, Conv. Pfd.	Office REITs	04/21/09	3.04%
AMB Property Corp.	Industrial REITs	02/12/09	–
AvalonBay Communities, Inc.	Residential REITs	02/27/09	–
CBL & Associates Properties, Inc.	Retail REITs	01/14/09	1.27%
CBL & Associates Properties, Inc., 7.375%,
Series D	Retail REITs	01/14/09	0.68%
Digital Realty Trust, Inc., 5.50%,
Series D, Cum. Conv. Pfd.	Office REITs	01/21/09	0.74%
Digital Realty Trust, Inc., 144A Conv.
Sr. Notes, 5.50%, 04/15/29	Office REITs	04/14/09	1.90%
Forest City Enterprises, Inc., 144A Conv.
Sr. Notes, 5.00%, 10/15/16	Real Estate Operating Companies	10/20/09	0.37%
Highwoods Properties, Inc.	Office REITs	05/27/09	–
Host Hotels & Resorts Inc.	Specialized REITs	01/08/09	1.92%
Kilroy Realty Corp.	Office REITs	01/29/09	–
LaSalle Hotel Properties	Specialized REITs	01/14/09	2.04%
Liberty Property Trust	Diversified REITs	02/12/09	–
Macerich Co.	Retail REITs	10/22/09	0.47%
ProLogis	Industrial REITs	08/11/09	2.30%
Regency Centers Corp.	Retail REITs	07/17/09	3.20%
Simon Property Group, Inc.	Retail REITs	01/20/09	4.36%
U-Store-It Trust	Specialized REITs	08/13/09	–
Vornado Realty Trust	Diversified REITs	05/29/09	3.88%

Positions Closed (01/01/09-12/31/09)
(Gains and losses greater than $500,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
AMB Property Corp.	Industrial REITs	07/24/09	$42,447
AvalonBay Communities, Inc.	Residential REITs	03/10/09	38,421
Brixton PLC	Industrial REITs	03/19/09	(926,705)
Burlington Northern Santa Fe Corp.	Transportation	12/08/09	181,386
Derwent London PLC	Office REITs	02/09/09	(1,713,282)
First Potomac Realty Trust	Industrial REITs	02/18/09	(755,195)
General Growth Properties, Inc.	Retail REITs	01/08/09	(2,644,945)
Highwoods Properties, Inc.	Office REITs	07/31/09	22,507
Kilroy Realty Corp.	Office REITs	08/05/09	7,020
Liberty Property Trust	Diversified REITs	06/12/09	27,446
Minerva PLC	Real Estate Operating Companies	04/02/09	(417,058)
Mitsui Fudosan Co., Ltd.	Diversified Real Estate Activities	02/19/09	(247,701)
SL Green Realty Corp.	Office REITs	08/27/09	(334,601)
St. Joe Co.	Diversified Real Estate Activities	08/05/09	72,140
U-Store-It Trust	Specialized REITs	12/21/09	46,652

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/09)	(12/31/09)	(07/01/09-12/31/09)
Davis Value Portfolio
Actual	$1,000.00	$1,242.37	$3.50
Hypothetical	$1,000.00	$1,022.08	$3.16
Davis Financial Portfolio
Actual	$1,000.00	$1,251.81	$3.86
Hypothetical	$1,000.00	$1,021.78	$3.47
Davis Real Estate Portfolio
Actual	$1,000.00	$1,400.23	$5.87
Hypothetical	$1,000.00	$1,020.32	$4.94

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 14 for a description of the “Expense Example.”  The annualized operating expense ratios for the six-month period ended December 31, 2009 are as follows:

Annualized Expense Ratio**

Davis Value Portfolio	0.62%
Davis Financial Portfolio	0.68%
Davis Real Estate Portfolio	0.97%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example – (Continued)

The following disclosure provides important information regarding each Fund’s Expense Example.  Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended December 31, 2009.  Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Funds.  If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (94.87%)
CONSUMER DISCRETIONARY – (8.34%)
Automobiles & Components – (1.04%)
214,000	Harley-Davidson, Inc.	$ 5,392,800

Consumer Durables & Apparel – (0.19%)
435	Garmin Ltd.	13,350
20,299	Hunter Douglas NV (Netherlands)	992,348
		1,005,698
Consumer Services – (0.58%)
132,863	H&R Block, Inc.	3,005,361
Media – (3.87%)
182,441	Comcast Corp., Special Class A	2,919,968
85,074	DIRECTV, Class A *	2,836,793
110,770	Grupo Televisa S.A., ADR (Mexico)	2,299,585
8,506	Liberty Media - Starz, Series A *	392,594
529,525	News Corp., Class A	7,254,493
136,200	Walt Disney Co.	4,392,450
		20,095,883
Retailing – (2.66%)
17,130	Amazon.com, Inc. *	2,305,355
163,615	Bed Bath & Beyond Inc. *	6,317,993
166,400	CarMax, Inc. *	4,035,200
105,950	Liberty Media Corp. - Interactive, Series A *	1,149,028
		13,807,576
	Total Consumer Discretionary	43,307,318
CONSUMER STAPLES – (12.14%)
Food & Staples Retailing – (6.25%)
340,300	Costco Wholesale Corp.	20,125,342
382,798	CVS Caremark Corp.	12,329,924
		32,455,266
Food, Beverage & Tobacco – (4.01%)
49,500	Coca-Cola Co.	2,821,500
93,333	Diageo PLC, ADR (United Kingdom)	6,478,244
141,621	Heineken Holding NV (Netherlands)	5,923,032
31,760	Hershey Co.	1,136,690
92,290	Philip Morris International Inc.	4,447,455
		20,806,921
Household & Personal Products – (1.88%)
38,270	Mead Johnson Nutrition Co.	1,672,399
31,800	Natura Cosmeticos S.A. (Brazil)	663,215
122,520	Procter & Gamble Co.	7,428,388
		9,764,002
	Total Consumer Staples	63,026,189
ENERGY – (15.92%)
172,200	Canadian Natural Resources Ltd. (Canada)	12,389,790
2,659,900	China Coal Energy Co. - H (China)	4,813,023
35,222	ConocoPhillips	1,798,788
224,330	Devon Energy Corp.	16,488,255
187,030	EOG Resources, Inc.	18,198,019

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
269,260	Occidental Petroleum Corp.	$ 21,904,301
290,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)	2,848,363
51,504	Transocean Ltd. *	4,264,531
	Total Energy	82,705,070
FINANCIALS – (29.07%)
Banks – (4.13%)
	Commercial Banks – (4.13%)
795,824	Wells Fargo & Co.	21,479,290
Diversified Financials – (13.25%)
	Capital Markets – (5.85%)
103,020	Ameriprise Financial, Inc.	3,999,236
373,600	Bank of New York Mellon Corp.	10,449,592
108,900	Brookfield Asset Management Inc., Class A (Canada)	2,415,402
221,460	GAM Holding Ltd. (Switzerland)	2,681,673
17,940	Goldman Sachs Group, Inc.	3,028,990
221,460	Julius Baer Group Ltd. (Switzerland)	7,788,404
		30,363,297
	Consumer Finance – (3.96%)
507,680	American Express Co.	20,571,194
	Diversified Financial Services – (3.44%)
300,668	JPMorgan Chase & Co.	12,528,835
140,930	Moody's Corp.	3,776,924
17,900	Visa Inc., Class A	1,565,534
		17,871,293
		68,805,784
Insurance – (11.13%)
	Life & Health Insurance – (0.19%)
40,980	Principal Financial Group, Inc.	985,159
	Multi-line Insurance – (3.37%)
5,130	Fairfax Financial Holdings Ltd. (Canada)	2,000,546
95,300	Hartford Financial Services Group, Inc.	2,216,678
365,490	Loews Corp.	13,285,561
		17,502,785
	Property & Casualty Insurance – (6.68%)
230	Berkshire Hathaway Inc., Class A *	22,816,000
99	Berkshire Hathaway Inc., Class B *	325,314
1,340	Markel Corp. *	455,600
616,020	Progressive Corp. (Ohio) *	11,082,200
		34,679,114
	Reinsurance – (0.89%)
89,207	Transatlantic Holdings, Inc.	4,648,577
		57,815,635
Real Estate – (0.56%)
588,000	Hang Lung Group Ltd. (Hong Kong)	2,904,203
	Total Financials	151,004,912
HEALTH CARE – (8.88%)
Health Care Equipment & Services – (3.52%)
59,800	Becton, Dickinson and Co.	4,715,828

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
100,150	Cardinal Health, Inc.	$ 3,228,836
49,450	CareFusion Corp. *	1,236,744
76,180	Express Scripts, Inc. *	6,586,523
27,400	Laboratory Corp. of America Holdings *	2,050,616
14,600	UnitedHealth Group Inc.	445,008
		18,263,555
Pharmaceuticals, Biotechnology & Life Sciences – (5.36%)
167,380	Johnson & Johnson	10,780,946
342,555	Merck & Co., Inc.	12,516,960
250,800	Pfizer Inc.	4,562,052
		27,859,958
	Total Health Care	46,123,513
INDUSTRIALS – (6.20%)
Capital Goods – (1.33%)
111,180	ABB Ltd., ADR (Switzerland)	2,123,538
32,630	PACCAR Inc.	1,184,143
101,334	Tyco International Ltd.	3,615,597
		6,923,278
Commercial & Professional Services – (2.33%)
53,500	D&B Corp.	4,513,795
333,697	Iron Mountain Inc. *	7,594,944
		12,108,739
Transportation – (2.54%)
1,482,352	China Merchants Holdings International Co., Ltd. (China)	4,781,972
1,097,000	China Shipping Development Co. Ltd. - H (China)	1,637,083
950,804	Cosco Pacific Ltd. (China)	1,209,089
26,355	Kuehne & Nagel International AG, Registered (Switzerland)	2,562,474
63,000	LLX Logistica S.A. (Brazil)*	365,841
45,810	United Parcel Service, Inc., Class B	2,628,120
		13,184,579
	Total Industrials	32,216,596
INFORMATION TECHNOLOGY – (8.19%)
Semiconductors & Semiconductor Equipment – (1.49%)
296,800	Texas Instruments Inc.	7,734,608
Software & Services – (3.96%)
210,600	Activision Blizzard, Inc. *	2,340,819
12,840	Google Inc., Class A *	7,960,736
337,110	Microsoft Corp.	10,278,484
		20,580,039
Technology Hardware & Equipment – (2.74%)
198,050	Agilent Technologies, Inc. *	6,153,413
156,170	Hewlett-Packard Co.	8,044,317
		14,197,730
	Total Information Technology	42,512,377
MATERIALS – (5.97%)
81,830	BHP Billiton PLC (United Kingdom)	2,608,742
42,380	Martin Marietta Materials, Inc.	3,789,196

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2009

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
32,200	Monsanto Co.	$ 2,632,350
11,354	Potash Corp. of Saskatchewan Inc. (Canada)	1,231,909
41,205	Rio Tinto PLC (United Kingdom)	2,224,940
485,995	Sealed Air Corp.	10,623,851
256,750	Sino-Forest Corp. (Canada)*	4,757,675
8,900	Sino-Forest Corp., 144A (Canada)*(a)(b)	164,920
56,890	Vulcan Materials Co.	2,996,396
	Total Materials	31,029,979
UTILITIES – (0.16%)
60,800	AES Corp. *	809,248
	Total Utilities	809,248

	TOTAL COMMON STOCK – (Identified cost $354,033,569)	492,735,202

CONVERTIBLE BONDS – (0.58%)
MATERIALS – (0.17%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)	869,860
	Total Materials	869,860
TELECOMMUNICATION SERVICES – (0.41%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,624,000
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	500,000
	Total Telecommunication Services	2,124,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $2,736,000)	2,993,860

CORPORATE BONDS – (0.47%)
CONSUMER DISCRETIONARY – (0.47%)
Automobiles & Components – (0.47%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	2,449,958

	TOTAL CORPORATE BONDS – (Identified cost $2,000,000)	2,449,958

SHORT TERM INVESTMENTS – (2.95%)
5,111,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.01%, 01/04/10, dated 12/31/09, repurchase value of $5,111,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.131%-5.959%, 02/01/35-06/01/38, total market value $5,213,220)	5,111,000
10,222,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.03%, 01/04/10, dated 12/31/09, repurchase value of $10,222,034
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.93%-2.625%, 03/30/10-12/31/14, total market value $10,426,440)	10,222,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $15,333,000)	15,333,000

	Total Investments – (98.87%) – (Identified cost $374,102,569) – (d)	513,512,020
	Other Assets Less Liabilities – (1.13%)	5,891,944
	Net Assets – (100.00%)	$ 519,403,964
ADR: American Depositary Receipt
*	Non-Income producing security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2009

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $164,920, or 0.03% of the Fund's net assets, as of December 31, 2009.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(c)	Illiquid Security – See Note 7 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $375,885,823. At December 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$ 146,574,379
	Unrealized depreciation	(8,948,182)
	Net unrealized appreciation	$ 137,626,197

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (99.07%)
ENERGY – (5.12%)
62,500	Canadian Natural Resources Ltd. (Canada)	$ 4,496,875
	Total Energy	4,496,875
FINANCIALS – (89.54%)
Banks – (12.41%)
	Commercial Banks – (12.41%)
20,000	Banco Santander Brasil S.A., ADS (Brazil)	278,800
21,600	ICICI Bank Ltd., ADR (India)	814,536
50,948	State Bank of India Ltd., GDR (India)	5,012,519
177,500	Wells Fargo & Co.	4,790,725
		10,896,580
Diversified Financials – (44.25%)
	Capital Markets – (21.10%)
60,460	Ameriprise Financial, Inc.	2,347,057
146,200	Bank of New York Mellon Corp.	4,089,214
124,300	Brookfield Asset Management Inc., Class A (Canada)	2,756,974
20,100	Charles Schwab Corp.	378,483
93,910	GAM Holding Ltd. (Switzerland)	1,137,162
24,520	Goldman Sachs Group, Inc.	4,139,957
93,910	Julius Baer Group Ltd. (Switzerland)	3,302,669
7,260	T. Rowe Price Group Inc.	386,704
		18,538,220
	Consumer Finance – (9.55%)
196,700	American Express Co.	7,970,284
194,994	First Marblehead Corp. *	415,337
		8,385,621
	Diversified Financial Services – (13.60%)
14,486	Bank of America Corp.	218,159
25,700	Cielo S.A. (Brazil)	226,444
23,748	JPMorgan Chase & Co.	989,579
122,000	Moody's Corp.	3,269,600
126,700	Oaktree Capital Group LLC, Class A (a)	4,244,450
62,000	RHJ International (Belgium)*	470,852
28,900	Visa Inc., Class A	2,527,594
		11,946,678
		38,870,519
Insurance – (32.88%)
	Life & Health Insurance – (4.08%)
48,833	China Life Insurance Co., Ltd., ADR (China)	3,581,901
	Multi-line Insurance – (6.15%)
148,600	Loews Corp.	5,401,610
	Property & Casualty Insurance – (11.00%)
24,600	ACE Ltd.	1,239,840
24,800	FPIC Insurance Group, Inc. *	958,024
11,200	Markel Corp. *	3,808,000
203,300	Progressive Corp. (Ohio) *	3,657,367
		9,663,231

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO – (CONTINUED)	December 31, 2009

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (11.65%)
33,900	Everest Re Group, Ltd.	$ 2,904,552
140,737	Transatlantic Holdings, Inc.	7,333,805
		10,238,357
		28,885,099
	Total Financials	78,652,198
INDUSTRIALS – (2.87%)
Commercial & Professional Services – (2.87%)
29,900	D&B Corp.	2,522,663
	Total Industrials	2,522,663
MATERIALS – (1.54%)
61,700	Sealed Air Corp.	1,348,762
	Total Materials	1,348,762

	TOTAL COMMON STOCK – (Identified cost $70,873,846)	87,020,498

SHORT TERM INVESTMENTS – (0.95%)
$278,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.01%, 01/04/10, dated 12/31/09, repurchase value of $278,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.131%-5.959%, 02/01/35-06/01/38, total market value $283,560)	278,000
557,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.03%, 01/04/10, dated 12/31/09, repurchase value of $557,002
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.93%-2.625%, 03/30/10-12/31/14, total market value $568,140)	557,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $835,000)	835,000

	Total Investments – (100.02%) – (Identified cost $71,708,846) – (b)	87,855,498
	Liabilities Less Other Assets – (0.02%)	(18,277)
	Net Assets – (100.00%)	$ 87,837,221

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $71,862,391. At December 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$ 21,504,253
	Unrealized depreciation	(5,511,146)
	Net unrealized appreciation	$ 15,993,107

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (76.70%)
FINANCIALS – (73.54%)
Diversified Financials – (1.90%)
Capital Markets – (1.90%)
20,240	Brookfield Asset Management Inc., Class A (Canada)	$ 448,923
Real Estate – (71.64%)
Real Estate Investment Trusts (REITs) – (68.12%)
	Diversified REITs – (5.79%)
59,032	Cousins Properties, Inc.	450,414
13,070	Vornado Realty Trust	914,116
	1,364,530
	Industrial REITs – (5.88%)
168,200	DCT Industrial Trust Inc.	844,364
39,600	ProLogis	542,124
		1,386,488
	Office REITs – (20.50%)
16,900	Alexandria Real Estate Equities, Inc.	1,086,501
12,400	Boston Properties, Inc.	831,668
32,790	Corporate Office Properties Trust	1,201,098
16,700	Digital Realty Trust, Inc.	839,676
61,200	Douglas Emmett, Inc.	872,100
		4,831,043
	Residential REITs – (8.70%)
41,700	American Campus Communities, Inc.	1,171,770
10,490	Essex Property Trust, Inc.	877,488
		2,049,258
	Retail REITs – (16.81%)
30,960	CBL & Associates Properties, Inc.	299,383
13,650	Federal Realty Investment Trust	924,378
3,053	Macerich Co.	109,755
21,500	Regency Centers Corp.	753,790
12,892	Simon Property Group, Inc.	1,028,782
23,560	Taubman Centers, Inc.	846,040
		3,962,128
	Specialized REITs – (10.44%)
60,583	Cogdell Spencer, Inc.	342,900
38,803	Host Hotels & Resorts Inc. *	452,831
22,700	LaSalle Hotel Properties	481,921
27,020	Ventas, Inc.	1,181,855
		2,459,507
		16,052,954
Real Estate Management & Development – (3.52%)
	Real Estate Operating Companies – (3.52%)
70,380	Forest City Enterprises, Inc., Class A *	829,076
		16,882,030
	Total Financials	17,330,953

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO – (CONTINUED)	December 31, 2009

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.16%)
Transportation – (3.16%)
21,700	Alexander & Baldwin, Inc.	$ 742,791
	Total Industrials	742,791

	TOTAL COMMON STOCK – (Identified cost $18,128,897)	18,073,744

PREFERRED STOCK – (8.34%)
FINANCIALS – (8.34%)
Real Estate – (8.34%)
Real Estate Investment Trusts (REITs) – (8.34%)
	Industrial REITs – (1.06%)
11,900	AMB Property Corp., 6.75%, Series M	249,483
	Office REITs – (6.27%)
33,272	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	717,428
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	174,385
5,014	Digital Realty Trust, Inc., 8.50%, Series A	127,230
19,930	SL Green Realty Corp., 7.625%, Series C	458,639
		1,477,682
	Residential REITs – (0.33%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	77,688
	Retail REITs – (0.68%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	160,404
	Total Financials	1,965,257

	TOTAL PREFERRED STOCK – (Identified cost $1,072,511)	1,965,257

CONVERTIBLE BONDS – (4.27%)
FINANCIALS – (4.27%)
Real Estate – (4.27%)
Real Estate Investment Trusts (REITs) – (3.90%)
	Industrial REITs – (1.59%)
$401,000	ProLogis, Conv. Sr. Notes, 2.25%, 04/01/37	373,933
	Office REITs – (2.31%)
344,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	449,350
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	96,070
		545,420
		919,353
Real Estate Management & Development – (0.37%)
	Real Estate Operating Companies – (0.37%)
80,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	87,400
	Total Financials	1,006,753

	TOTAL CONVERTIBLE BONDS – (Identified cost $686,033)	1,006,753

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO – (CONTINUED)	December 31, 2009

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (9.13%)
$717,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.01%, 01/04/10, dated 12/31/09, repurchase value of $717,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.131%-5.959%, 02/01/35-06/01/38, total market value $731,340)	$ 717,000
1,435,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.03%, 01/04/10, dated 12/31/09, repurchase value of $1,435,005
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.93%-2.625%, 03/30/10-12/31/14, total market value $1,463,700)	1,435,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $2,152,000)	2,152,000

	Total Investments – (98.44%) – (Identified cost $22,039,441) – (b)	23,197,754
	Other Assets Less Liabilities – (1.56%)	368,599
	Net Assets – (100.00%)	$ 23,566,353

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $632,820, or 2.68% of the Fund's net assets, as of December 31, 2009.

(b)	Aggregate cost for federal income tax purposes is $23,463,635. At December 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$ 3,205,644
	Unrealized depreciation	(3,471,525)
	Net unrealized depreciation	$ (265,881)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Assets and Liabilities
At December 31, 2009

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$513,512,020	$87,855,498	$23,197,754
Cash	154,232	111,594	29,464
Receivables:
Capital stock sold	6,042,463	141,202	5,618
Dividends and interest	558,699	26,942	117,988
Investment securities sold	265,900	–	292,307
Prepaid expenses	7,126	1,327	419
Total assets	520,540,440	88,136,563	23,643,550
LIABILITIES:
Payables:
Investment securities purchased	505,886	–	–
Capital stock redeemed	342,486	233,756	40,470
Accrued audit fees	13,900	12,100	12,100
Accrued management fees	244,972	41,994	13,033
Other accrued expenses	29,232	11,492	9,244
Due to Adviser	–	–	2,350
Total liabilities	1,136,476	299,342	77,197
NET ASSETS	$519,403,964	$87,837,221	$23,566,353
SHARES OUTSTANDING	48,303,092	8,798,369	3,186,708
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$10.75	$9.98	$7.40
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$48,303	$8,798	$3,187
Additional paid-in capital	421,167,728	84,602,067	38,068,873
Undistributed net investment income	126,666	478,082	7,288
Accumulated net realized losses from investments and foreign currency transactions	(41,354,580)	(13,399,316)	(15,671,007)
Net unrealized appreciation on investments and foreign currency transactions	139,415,847	16,147,590	1,158,012
Net Assets	$519,403,964	$87,837,221	$23,566,353

*Including:
Cost of investments	$374,102,569	$71,708,846	$22,039,441

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Operations
For the year ended December 31, 2009

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$6,113,936	$1,050,512	$674,233
Interest	563,805	8,223	32,159
Total income	6,677,741	1,058,735	706,392

Expenses:
Management fees (Note 3)	2,514,522	463,102	118,341
Custodian fees	84,382	23,874	20,497
Transfer agent fees	15,696	9,083	6,255
Audit fees	20,400	18,000	18,000
Legal fees	13,596	2,508	650
Accounting fees (Note 3)	6,252	2,004	2,004
Reports to shareholders	58,615	19,941	3,909
Directors’ fees and expenses	110,360	23,027	7,676
Registration and filing fees	290	54	13
Miscellaneous	15,889	7,822	6,003
Total expenses	2,840,002	569,415	183,348
Expenses paid indirectly (Note 4)	(6)	–	–
Net expenses	2,839,996	569,415	183,348
Net investment income	3,837,745	489,320	523,044

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions	(40,964,511)	(8,123,481)	(12,770,370)
Foreign currency transactions	(14,128)	(261)	(1,820)
Net change in unrealized appreciation (depreciation)	155,373,588	34,312,747	17,711,950
Net realized and unrealized gain on investments and foreign currency transactions	114,394,949	26,189,005	4,939,760
Net increase in net assets resulting from operations	$118,232,694	$26,678,325	$5,462,804

*Net of foreign taxes withheld as follows	$73,330	$19,778	$2,080

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2009

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$3,837,745	$489,320	$523,044
Net realized loss from investments and foreign currency transactions	(40,978,639)	(8,123,742)	(12,772,190)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	155,373,588	34,312,747	17,711,950
Net increase in net assets resulting from operations	118,232,694	26,678,325	5,462,804

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,982,003)	(629,608)	(513,936)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	72,001,466	4,467,751	(713,924)
Total increase in net assets	186,252,157	30,516,468	4,234,944

NET ASSETS:
Beginning of year	333,151,807	57,320,753	19,331,409
End of year*	$519,403,964	$87,837,221	$23,566,353

*Including undistributed net investment income of	$126,666	$478,082	$7,288

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2008

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
OPERATIONS:
Net investment income	$4,955,792	$630,375	$654,938
Net realized gain (loss) from investments and foreign currency transactions	605,679	(5,207,088)	(2,901,263)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(246,836,174)	(46,773,677)	(16,471,893)
Net decrease in net assets resulting from operations	(241,274,703)	(51,350,390)	(18,718,218)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,909,074)	–	(804,817)
Realized gains from investment transactions	(8,550,201)	(3,340,762)	(368,670)
Return of capital	–	–	(28,370)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(70,813,149)	(4,713,395)	(10,296,476)
Total decrease in net assets	(325,547,127)	(59,404,547)	(30,216,551)

NET ASSETS:
Beginning of year	658,698,934	116,725,300	49,547,960
End of year*	$333,151,807	$57,320,753	$19,331,409

*Including undistributed net investment income of	$285,052	$610,730	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “Funds”).  Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies.  Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Funds.  The Funds account separately for the assets, liabilities, and operations of each series.  The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.  Various inputs are used to determine the fair value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of December 31, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$42,314,970	$–	$–
Consumer staples	57,103,157	–	–
Energy	77,892,047	4,496,875	–
Financials	145,419,036	67,787,215	19,121,825
Health care	46,123,513	–	–
Industrials	22,025,978	2,522,663	742,791
Information technology	42,512,377	–	–
Materials	26,196,297	1,348,762	–
Utilities	809,248	–	–
Level 2 – Other Significant Observable Inputs:
Convertible debt securities	2,993,860	–	1,006,753
Corporate debt securities	2,449,958	–	–
Equity securities*:
Consumer discretionary	992,348	–	–
Consumer staples	5,923,032	–	–
Energy	4,813,023	–	–
Financials	5,585,876	10,864,983	174,385
Industrials	10,190,618	–	–
Materials	4,833,682	–	–
Short-term securities	15,333,000	835,000	2,152,000
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$513,512,020	$87,855,498	$23,197,754

* Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2009, no provision for income tax would be required in the Funds’ financial statements.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At December 31, 2009, Davis Value Portfolio and Davis Financial Portfolio had post October 2009 losses available to offset future capital gains, if any, which expire in 2018. The Funds have available for federal income tax purposes unused capital loss carryforwards that expire in 2017.  Details of post October 2009 capital losses and capital loss carryforwards are as follows:

Post October 2009 Capital Losses (expiring 12/31/2018)
Davis Value Portfolio	$9,789,000
Davis Financial Portfolio	239,000

	Capital Loss Carryforwards

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Expiring
12/31/2016	$–	$4,739,000	$2,585,000
12/31/2017	30,445,000	8,267,000	11,662,000
	$30,445,000	$13,006,000	$14,247,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and partnership income.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax rules.  Accordingly, during the year ended December 31, 2009, for Davis Value Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $14,128 and a corresponding decrease in accumulated net realized losses from investments and foreign currency transactions; for Davis Financial Portfolio, amounts have been reclassified to reflect an increase in undistributed net investment income of $7,640 and a corresponding increase in accumulated net realized losses from investments and foreign currency transactions; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,820 and a corresponding decrease in accumulated net realized losses from investments and foreign currency transactions.  The Funds’ net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Value Portfolio
2009	$3,982,003	$–	$–	$3,982,003
2008	4,912,728	8,546,547	–	13,459,275

Davis Financial Portfolio
2009	629,608	–	–	629,608
2008	18,252	3,322,510	–	3,340,762

Davis Real Estate Portfolio
2009	513,936	–	–	513,936
2008	805,314	368,173	28,370	1,201,857

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Undistributed net investment income	$790,168	$478,082	$7,288
Accumulated net realized losses from investments and foreign currency transactions	(40,234,828)	(13,245,770)	(14,246,813)
Net unrealized appreciation (depreciation) on investments	137,632,593	15,994,044	(266,182)
Total	$98,187,933	$3,226,356	$(14,505,707)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2009 were as follows:

	Davis	Davis	Davis
	Value	Financial	Real Estate
	Portfolio	Portfolio	Portfolio
Cost of purchases	$149,251,682	$14,698,421	$11,903,585
Proceeds of sales	74,542,809	6,805,846	13,426,525

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  Prior to July 1, 2009, the annual rate for the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio was 0.75% of the respective Fund’s average net assets.  Effective July 1, 2009, the annual rate is 0.55% of the respective Fund’s average net assets. Advisory fees paid during the year ended December 31, 2009 approximated 0.63%, 0.63%, and 0.64% of the average net assets for the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended December 31, 2009 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $6,252, $2,004, and $2,004, respectively.  Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds.  Such reductions amounted to $6 for Davis Value Portfolio during the year ended December 31, 2009.  There were no reductions for Davis Financial Portfolio and Davis Real Estate Portfolio.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 5 - CAPITAL STOCK

At December 31, 2009, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2009
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	16,029,614	3,303,661	708,612
Shares issued in reinvestment of distributions	368,022	63,087	102,105
	16,397,636	3,366,748	810,717
Shares redeemed	(8,410,774)	(2,616,379)	(956,040)
Net increase (decrease)	7,986,862	750,369	(145,323)

Proceeds from shares sold	$142,471,775	$26,457,753	$4,050,873
Proceeds from shares issued in reinvestment of distributions	3,982,003	629,608	513,936
	146,453,778	27,087,361	4,564,809
Cost of shares redeemed	(74,452,312)	(22,619,610)	(5,278,733)
Net increase (decrease)	$72,001,466	$4,467,751	$(713,924)

	Year ended December 31, 2008
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	5,699,870	2,481,240	276,678
Shares issued in reinvestment of distributions	1,734,051	531,968	161,544
	7,433,921	3,013,208	438,222
Shares redeemed	(12,622,781)	(3,147,595)	(1,432,521)
Net decrease	(5,188,860)	(134,387)	(994,299)

Proceeds from shares sold	$61,188,955	$26,265,738	$2,700,154
Proceeds from shares issued in reinvestment of distributions	13,459,275	3,340,762	1,201,857
	74,648,230	29,606,500	3,902,011
Cost of Shares redeemed	(145,461,379)	(34,319,895)	(14,198,487)
Net decrease	$(70,813,149)	$(4,713,395)	$(10,296,476)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the year ended December 31, 2009.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 7 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of illiquid securities in Davis Value Portfolio amounted to $3,819,818 or 0.74% of the Fund’s net assets as of December 31, 2009.  The aggregate value of restricted securities in Davis Value Portfolio amounted to $164,920 or 0.03% of the Fund’s net assets as of December 31, 2009.  The aggregate value of illiquid securities in Davis Financial Portfolio amounted to $4,244,450 or 4.83% of the Fund’s net assets as of December 31, 2009.

Information regarding illiquid and restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/Share	Valuation per Unit/Share as of December 31, 2009

Davis Value Portfolio	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	02/03/09	$ 2,000,000	20,000	$100.00	$122.50

Davis Value Portfolio	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$ 400,000	4,000	$100.00	$125.00

Davis Value Portfolio	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$118.19

Davis Value Portfolio	Sino-Forest Corp., 144A	12/11/09	NA	8,900	$15.85	$18.53

Davis Financial Portfolio	Oaktree CapitalGroup LLC, Class A	05/21/07	NA	126,700	$23.84	$33.50

NOTE 8 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to December 31, 2009 and through February 9, 2010, the date the Funds’ financial statements were issued, which require adjustments and/or additional disclosure in the Funds’ financial statements.

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights
DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.26	$14.48	$14.58	$12.77	$11.78

Income (Loss) from Investment Operations:
Net Investment Income	0.08	0.13	0.17	0.11	0.12
Net Realized and Unrealized Gains (Losses)	2.49	(6.00)	0.51	1.81	0.99
Total from Investment Operations	2.57	(5.87)	0.68	1.92	1.11

Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.12)	(0.17)	(0.11)	(0.11)
Distributions from Realized Gains	–	(0.23)	(0.61)	–	–
Distributions in Excess of Net Investment Income	–	–	–	–	(0.01)
Total Dividends and Distributions	(0.08)	(0.35)	(0.78)	(0.11)	(0.12)
Net Asset Value, End of Period	$10.75	$8.26	$14.48	$14.58	$12.77

Total Returna	31.16%	(40.32)%	4.64%	15.00%	9.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$519,404	$333,152	$658,699	$771,828	$620,369
Ratio of Expenses to Average Net Assets:
Gross	0.71%	0.82%	0.81%	0.81%	0.81%
Netb	0.71%	0.82%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	0.97%	0.98%	1.11%	0.83%	0.87%
Portfolio Turnover Ratec	20%	17%	9%	19%	14%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.12		$14.27	$16.29	$13.83	$12.82

Income (Loss) from Investment Operations:
Net Investment Income	0.05		0.08	0.17	0.09	0.07
Net Realized and Unrealized Gains (Losses)	2.88		(6.76)	(1.12)	2.47	1.00
Total from Investment Operations	2.93		(6.68)	(0.95)	2.56	1.07

Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		–	(0.17)	(0.09)	(0.06)
Distributions from Realized Gains	–		(0.47)	(0.90)	(0.01)	–
Total Dividends and Distributions	(0.07)		(0.47)	(1.07)	(0.10)	(0.06)
Net Asset Value, End of Period	$9.98		$7.12	$14.27	$16.29	$13.83

Total Returna	41.18	%b	(46.36)%	(6.05)%	18.50%	8.38%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$87,837		$57,321	$116,725	$155,807	$124,060
Ratio of Expenses to Average Net Assets:
Gross	0.78%		0.88%	0.85%	0.84%	0.85%
Netc	0.78%		0.88%	0.85%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	0.67%		0.73%	0.97%	0.66%	0.52%
Portfolio Turnover Rated	10%		16%	17%	9%	21%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns.  This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009.  This was a one-time event that is unlikely to be repeated.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.80	$11.45	$20.43	$17.33	$16.80

Income (Loss) from Investment Operations:
Net Investment Income	0.16	0.19	0.42	0.34	0.30
Net Realized and Unrealized Gains (Losses)	1.60	(5.50)	(3.40)	5.58	1.86
Total from Investment Operations	1.76	(5.31)	(2.98)	5.92	2.16

Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.22)	(0.64)	(0.60)	(0.54)
Distributions from Realized Gains	–	(0.11)	(5.36)	(2.22)	(1.09)
Return of Capital	–	(0.01)	–	–	–
Total Dividends and Distributions	(0.16)	(0.34)	(6.00)	(2.82)	(1.63)
Net Asset Value, End of Period	$7.40	$5.80	$11.45	$20.43	$17.33

Total Returna	31.73%	(46.91)%	(15.48)%	34.37%	13.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,566	$19,331	$49,548	$89,738	$64,556
Ratio of Expenses to Average Net Assets:
Gross	0.98%	0.98%	0.88%	0.86%	0.87%
Netb	0.98%	0.98%	0.87%	0.86%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.81%	1.84%	1.92%	1.63%	1.71%
Portfolio Turnover Ratec	70%	41%	49%	38%	28%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis Variable Account Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (comprising the Davis Variable Account Fund, Inc.), including the schedules of investments, as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 9, 2010

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Information

Federal Income Tax Information (Unaudited)

Davis Value Portfolio

During the calendar year ended 2009, $3,982,003 or 100% of dividends paid by the Fund constituted income qualifying for the corporate dividends-received deduction.

Davis Financial Portfolio

During the calendar year ended 2009, $629,608 or 100% of dividends paid by the Fund constituted income qualifying for the corporate dividends-received deduction.

Davis Real Estate Portfolio

During the calendar year ended 2009, $37,710 or 7% of dividends paid by the Fund constituted income qualifying for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.  Each Director serves until their retirement, resignation, death or removal.  Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director / Chairman (retired 12/31/09)	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*      Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com.  Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Notes to Financial Statements	15

Financial Highlights	21

Report of Independent Registered Public Accounting Firm	22

Fund Information	23

Directors and Officers	24

This Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 31.16% for the year ended December 31, 2009.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 26.46%.  The sectors1 within the Index that turned in the strongest performance over the year were information technology, materials, and consumer discretionary.  The sectors within the Index that turned in the weakest (but still positive) performance over the year were telecommunication services, utilities, and energy.

Factors Impacting the Portfolio’s Performance

The Portfolio’s energy companies out-performed the corresponding sector within the Index (up 39% versus up 14% for the Index) and were the largest contributors2 to performance on a relative basis compared to the Index.  Occidental Petroleum3, EOG Resources, and Canadian Natural Resources were among the most important contributors to performance.  ConocoPhillips was among the most important detractors from performance.

The Portfolio’s information technology companies were the largest detractor from performance relative to the Index.  The Portfolio’s information technology companies out-performed the corresponding sector within the Index (up 63% versus up 62% for the Index), however this sector still detracted from performance relative to the Index due to the lower relative average weighting (8% versus 18% for the Index).  Google, Microsoft, and Texas Instruments were among the most important contributors to performance.  Tyco Electronics was among the most important detractors from performance.  The Portfolio no longer owns Tyco Electronics.

The Portfolio’s financial companies were among the most important contributors to relative performance as the Portfolio had a higher average weighting (28% versus 13% for the Index) and the Portfolio’s financial companies out-performed the corresponding sector within the Index (up 26% versus up 17% for the Index).  American Express and GAM Holding were among the most important contributors to performance.  Bank of America, Citigroup, NIPPONKOA Insurance, and Julius Baer Group were among the most important detractors from performance.  The Portfolio no longer owns Bank of America, Citigroup, or NIPPONKOA Insurance.

The Portfolio’s relative performance was helped due to stock selection of health care companies.  The Portfolio had a lower relative average weighting in health care companies (8% versus 14% for the Index), but the Portfolio’s health care companies out-performed the corresponding sector within the Index (up 40% versus up 20% for the Index).  Schering-Plough was among the most important contributors to performance.  Schering-Plough merged with Merck in November 2009.

The Portfolio ended the year with approximately 15% of its net assets invested in foreign companies.  As a whole these companies out-performed the domestic companies held by the Portfolio.

Davis Value Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 1999

Average Annual Total Return for periods ended December 31, 2009
F Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	31.16%	0.61%	2.11%	2.26%	07/01/99	0.71%	0.71%
Standard & Poor’s 500® Index	26.46%	0.42%	(0.95)%	(0.26)%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
 December 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	79.88%	Energy	16.60%	11.48%
Common Stock (Foreign)	14.99%	Diversified Financials	13.81%	7.87%
Convertible Bonds (U.S.)	0.41%	Insurance	11.61%	2.41%
Convertible Bonds (Foreign)	0.17%	Health Care	9.26%	12.63%
Corporate Bonds	0.47%	Information Technology	8.53%	19.85%
Short Term Investments	2.95%	Food & Staples Retailing	6.52%	2.69%
Other Assets & Liabilities	1.13%	Materials	6.40%	3.60%
	100.00%	Banks	4.31%	2.86%
		Food, Beverage & Tobacco	4.18%	5.84%
		Media	4.03%	2.90%
		Retailing	2.77%	3.46%
		Transportation	2.65%	2.09%
		Commercial & Professional Services	2.43%	0.66%
		Other	1.97%	10.73%
		Household & Personal Products	1.96%	2.83%
		Automobiles & Components	1.58%	0.61%
		Capital Goods	1.39%	7.49%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.39%
Occidental Petroleum Corp.	Energy	4.22%
Wells Fargo & Co.	Commercial Banks	4.13%
American Express Co.	Consumer Finance	3.96%
Costco Wholesale Corp.	Food & Staples Retailing	3.87%
EOG Resources, Inc.	Energy	3.50%
Devon Energy Corp.	Energy	3.17%
Loews Corp.	Multi-line Insurance	2.56%
JPMorgan Chase & Co.	Diversified Financial Services	2.41%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	2.41%

4

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2009

New Positions Added (01/01/09-12/31/09)
(Highlighted positions are those greater than 0.80% of 12/31/09 total net assets)
Security	Industry	Date of 1st Purchase	% of 12/31/09 Fund Net Assets
Activision Blizzard, Inc.	Software & Services	01/07/09	0.45%
Becton, Dickinson and Co.	Health Care Equipment & Services	03/02/09	0.91%
Coca-Cola Co.	Food, Beverage & Tobacco	06/26/09	0.54%
Fairfax Financial Holdings Ltd.	Multi-line Insurance	09/08/09	0.39%
GAM Holding Ltd.	Capital Markets	02/23/09	0.52%
Harley-Davidson, Inc., Sr. Notes,
15.00%, 02/01/14	Automobiles & Components	02/03/09	0.47%
Laboratory Corp. of America Holdings	Health Care Equipment & Services	03/02/09	0.39%
LLX Logistica S.A.	Transportation	09/22/09	0.07%
Mead Johnson Nutrition Co.	Household & Personal Products	12/14/09	0.32%
Medtronic, Inc.	Health Care Equipment & Services	01/07/09	–
Merck & Co., Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	03/11/09	2.41%
Natura Cosmeticos S.A.	Household & Personal Products	07/31/09	0.13%
Pfizer Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	02/25/09	0.88%
Potash Corp. of Saskatchewan Inc.	Materials	05/14/09	0.24%
Walt Disney Co.	Media	02/05/09	0.85%

Positions Closed (01/01/09-12/31/09)
(Gains and losses greater than $1,000,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Altria Group, Inc.	Food, Beverage & Tobacco	01/05/09	$122,420
American International Group, Inc.	Multi-line Insurance	12/18/09	(19,978,679)
Avon Products, Inc.	Household & Personal Products	03/23/09	(561,130)
Bank of America Corp.	Diversified Financial Services	03/16/09	(2,187,724)
Cisco Systems, Inc.	Technology Hardware & Equipment	08/20/09	(139,893)
Citigroup Inc.	Diversified Financial Services	03/10/09	(3,383,562)
Dell Inc.	Technology Hardware & Equipment	02/27/09	(1,662,540)
Discover Financial Services	Consumer Finance	02/04/09	(156,778)
eBay Inc.	Software & Services	06/03/09	(388,469)
E*TRADE Financial Corp.	Capital Markets	03/13/09	(760,169)
Lowe's Cos, Inc.	Retailing	02/04/09	(636,067)
MBIA Inc.	Property & Casualty Insurance	03/06/09	(664,262)
Medtronic, Inc.	Health Care Equipment & Services	04/28/09	(43,478)
Morgan Stanley	Capital Markets	03/16/09	(142,779)
NIPPONKOA Insurance Co., Ltd.	Property & Casualty Insurance	10/23/09	(1,151,848)
Schering-Plough Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	11/04/09	799,891
Sears Holdings Corp.	Retailing	02/27/09	(716,036)
Siemens AG, Registered	Capital Goods	03/20/09	(1,446,925)
Sprint Nextel Corp.	Telecommunication Services	03/12/09	(5,851,079)
State Street Corp.	Capital Markets	03/16/09	(107,364)
Sun Life Financial Inc.	Life & Health Insurance	12/14/09	165,773
Tyco Electronics Ltd.	Technology Hardware & Equipment	03/18/09	(629,440)
Whole Foods Market, Inc.	Food & Staples Retailing	01/09/09	(791,997)
WPP PLC, ADR	Media	01/09/09	(12,020)

5

DAVIS VALUE PORTFOLIO	Expense Example

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for the Fund is for the six-month period ended December 31, 2009. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/09)	(12/31/09)	(07/01/09-12/31/09)

Actual	$1,000.00	$1,242.37	$3.50
Hypothetical	$1,000.00	$1,022.08	$3.16

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

6

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (94.87%)
CONSUMER DISCRETIONARY – (8.34%)
Automobiles & Components – (1.04%)
214,000	Harley-Davidson, Inc.	$5,392,800
Consumer Durables & Apparel – (0.19%)
435	Garmin Ltd.	13,350
20,299	Hunter Douglas NV (Netherlands)	992,348
		1,005,698
Consumer Services – (0.58%)
132,863	H&R Block, Inc.	3,005,361
Media – (3.87%)
182,441	Comcast Corp., Special Class A	2,919,968
85,074	DIRECTV, Class A *	2,836,793
110,770	Grupo Televisa S.A., ADR (Mexico)	2,299,585
8,506	Liberty Media - Starz, Series A *	392,594
529,525	News Corp., Class A	7,254,493
136,200	Walt Disney Co.	4,392,450
		20,095,883
Retailing – (2.66%)
17,130	Amazon.com, Inc. *	2,305,355
163,615	Bed Bath & Beyond Inc. *	6,317,993
166,400	CarMax, Inc. *	4,035,200
105,950	Liberty Media Corp. - Interactive, Series A *	1,149,028
		13,807,576
	Total Consumer Discretionary	43,307,318
CONSUMER STAPLES – (12.14%)
Food & Staples Retailing – (6.25%)
340,300	Costco Wholesale Corp.	20,125,342
382,798	CVS Caremark Corp.	12,329,924
		32,455,266
Food, Beverage & Tobacco – (4.01%)
49,500	Coca-Cola Co.	2,821,500
93,333	Diageo PLC, ADR (United Kingdom)	6,478,244
141,621	Heineken Holding NV (Netherlands)	5,923,032
31,760	Hershey Co.	1,136,690
92,290	Philip Morris International Inc.	4,447,455
		20,806,921
Household & Personal Products – (1.88%)
38,270	Mead Johnson Nutrition Co.	1,672,399
31,800	Natura Cosmeticos S.A. (Brazil)	663,215
122,520	Procter & Gamble Co.	7,428,388
		9,764,002
	Total Consumer Staples	63,026,189
ENERGY – (15.92%)
172,200	Canadian Natural Resources Ltd. (Canada)	12,389,790
2,659,900	China Coal Energy Co. - H (China)	4,813,023
35,222	ConocoPhillips	1,798,788
224,330	Devon Energy Corp.	16,488,255
187,030	EOG Resources, Inc.	18,198,019

7

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
269,260	Occidental Petroleum Corp.	$21,904,301
290,000	OGX Petroleo e Gas Participacoes S.A. (Brazil)	2,848,363
51,504	Transocean Ltd. *	4,264,531
	Total Energy	82,705,070
FINANCIALS – (29.07%)
Banks – (4.13%)
	Commercial Banks – (4.13%)
795,824	Wells Fargo & Co.	21,479,290
Diversified Financials – (13.25%)
	Capital Markets – (5.85%)
103,020	Ameriprise Financial, Inc.	3,999,236
373,600	Bank of New York Mellon Corp.	10,449,592
108,900	Brookfield Asset Management Inc., Class A (Canada)	2,415,402
221,460	GAM Holding Ltd. (Switzerland)	2,681,673
17,940	Goldman Sachs Group, Inc.	3,028,990
221,460	Julius Baer Group Ltd. (Switzerland)	7,788,404
		30,363,297
	Consumer Finance – (3.96%)
507,680	American Express Co.	20,571,194
	Diversified Financial Services – (3.44%)
300,668	JPMorgan Chase & Co.	12,528,835
140,930	Moody's Corp.	3,776,924
17,900	Visa Inc., Class A	1,565,534
		17,871,293
		68,805,784
Insurance – (11.13%)
	Life & Health Insurance – (0.19%)
40,980	Principal Financial Group, Inc.	985,159
	Multi-line Insurance – (3.37%)
5,130	Fairfax Financial Holdings Ltd. (Canada)	2,000,546
95,300	Hartford Financial Services Group, Inc.	2,216,678
365,490	Loews Corp.	13,285,561
		17,502,785
	Property & Casualty Insurance – (6.68%)
230	Berkshire Hathaway Inc., Class A *	22,816,000
99	Berkshire Hathaway Inc., Class B *	325,314
1,340	Markel Corp. *	455,600
616,020	Progressive Corp. (Ohio) *	11,082,200
		34,679,114
	Reinsurance – (0.89%)
89,207	Transatlantic Holdings, Inc.	4,648,577
		57,815,635
Real Estate – (0.56%)
588,000	Hang Lung Group Ltd. (Hong Kong)	2,904,203
	Total Financials	151,004,912
HEALTH CARE – (8.88%)
Health Care Equipment & Services – (3.52%)
59,800	Becton, Dickinson and Co.	4,715,828

8

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
100,150	Cardinal Health, Inc.	$3,228,836
49,450	CareFusion Corp. *	1,236,744
76,180	Express Scripts, Inc. *	6,586,523
27,400	Laboratory Corp. of America Holdings *	2,050,616
14,600	UnitedHealth Group Inc.	445,008
		18,263,555
Pharmaceuticals, Biotechnology & Life Sciences – (5.36%)
167,380	Johnson & Johnson	10,780,946
342,555	Merck & Co., Inc.	12,516,960
250,800	Pfizer Inc.	4,562,052
		27,859,958
	Total Health Care	46,123,513
INDUSTRIALS – (6.20%)
Capital Goods – (1.33%)
111,180	ABB Ltd., ADR (Switzerland)	2,123,538
32,630	PACCAR Inc.	1,184,143
101,334	Tyco International Ltd.	3,615,597
		6,923,278
Commercial & Professional Services – (2.33%)
53,500	D&B Corp.	4,513,795
333,697	Iron Mountain Inc. *	7,594,944
		12,108,739
Transportation – (2.54%)
1,482,352	China Merchants Holdings International Co., Ltd. (China)	4,781,972
1,097,000	China Shipping Development Co. Ltd. - H (China)	1,637,083
950,804	Cosco Pacific Ltd. (China)	1,209,089
26,355	Kuehne & Nagel International AG, Registered (Switzerland)	2,562,474
63,000	LLX Logistica S.A. (Brazil)*	365,841
45,810	United Parcel Service, Inc., Class B	2,628,120
		13,184,579
	Total Industrials	32,216,596
INFORMATION TECHNOLOGY – (8.19%)
Semiconductors & Semiconductor Equipment – (1.49%)
296,800	Texas Instruments Inc.	7,734,608
Software & Services – (3.96%)
210,600	Activision Blizzard, Inc. *	2,340,819
12,840	Google Inc., Class A *	7,960,736
337,110	Microsoft Corp.	10,278,484
		20,580,039
Technology Hardware & Equipment – (2.74%)
198,050	Agilent Technologies, Inc. *	6,153,413
156,170	Hewlett-Packard Co.	8,044,317
		14,197,730
	Total Information Technology	42,512,377
MATERIALS – (5.97%)
81,830	BHP Billiton PLC (United Kingdom)	2,608,742
42,380	Martin Marietta Materials, Inc.	3,789,196

9

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2009

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
32,200	Monsanto Co.	$2,632,350
11,354	Potash Corp. of Saskatchewan Inc. (Canada)	1,231,909
41,205	Rio Tinto PLC (United Kingdom)	2,224,940
485,995	Sealed Air Corp.	10,623,851
256,750	Sino-Forest Corp. (Canada)*	4,757,675
8,900	Sino-Forest Corp., 144A (Canada)*(a)(b)	164,920
56,890	Vulcan Materials Co.	2,996,396
	Total Materials	31,029,979
UTILITIES – (0.16%)
60,800	AES Corp. *	809,248
	Total Utilities	809,248

	TOTAL COMMON STOCK – (Identified cost $354,033,569)	492,735,202

CONVERTIBLE BONDS – (0.58%)
MATERIALS – (0.17%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)	869,860
	Total Materials	869,860
TELECOMMUNICATION SERVICES – (0.41%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,624,000
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	500,000
	Total Telecommunication Services	2,124,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $2,736,000)	2,993,860

CORPORATE BONDS – (0.47%)
CONSUMER DISCRETIONARY – (0.47%)
Automobiles & Components – (0.47%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	2,449,958

	TOTAL CORPORATE BONDS – (Identified cost $2,000,000)	2,449,958

SHORT TERM INVESTMENTS – (2.95%)
5,111,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.01%, 01/04/10, dated 12/31/09, repurchase value of $5,111,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.131%-5.959%, 02/01/35-06/01/38, total market value $5,213,220)	5,111,000
10,222,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.03%, 01/04/10, dated 12/31/09, repurchase value of $10,222,034
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.93%-2.625%, 03/30/10-12/31/14, total market value $10,426,440)	10,222,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $15,333,000)	15,333,000

	Total Investments – (98.87%) – (Identified cost $374,102,569) – (d)	513,512,020
	Other Assets Less Liabilities – (1.13%)	5,891,944
	Net Assets – (100.00%)	$519,403,964

ADR: American Depositary Receipt
*	Non-Income producing security.

10

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2009

(a)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $164,920, or 0.03% of the Fund's net assets, as of December 31, 2009.

(b)	Restricted Security – See Note 7 of the Notes to Financial Statements.
(c)	Illiquid Security – See Note 7 of the Notes to Financial Statements.
(d)	Aggregate cost for federal income tax purposes is $375,885,823. At December 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$146,574,379
	Unrealized depreciation	(8,948,182)
	Net unrealized appreciation	$137,626,197

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2009

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$513,512,020
Cash	154,232
Receivables:
Capital stock sold	6,042,463
Dividends and interest	558,699
Investment securities sold	265,900
Prepaid expenses	7,126
Total assets	520,540,440
LIABILITIES:
Payables:
Investment securities purchased	505,886
Capital stock redeemed	342,486
Accrued management fee	244,972
Other accrued expenses	43,132
Total liabilities	1,136,476
NET ASSETS	$519,403,964
SHARES OUTSTANDING	48,303,092
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$10.75
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$48,303
Additional paid-in capital	421,167,728
Undistributed net investment income	126,666
Accumulated net realized losses from investments and foreign currency transactions	(41,354,580)
Net unrealized appreciation on investments and foreign currency transactions	139,415,847
Net Assets	$519,403,964

*Including:
Cost of Investments	$374,102,569

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2009

INVESTMENT INCOME:
Income:
Dividends*		$6,113,936
Interest		563,805
Total income		6,677,741

Expenses:
Management fees (Note 3)	$2,514,522
Custodian fees	84,382
Transfer agent fees	15,696
Audit fees	20,400
Legal fees	13,596
Accounting fees (Note 3)	6,252
Reports to shareholders	58,615
Directors’ fees and expenses	110,360
Registration and filing fees	290
Miscellaneous	15,889
Total expenses		2,840,002
Expenses paid indirectly (Note 4)		(6)
Net expenses		2,839,996
	Net investment income	3,837,745

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(40,964,511)
Foreign currency transactions		(14,128)
Net change in unrealized appreciation (depreciation)		155,373,588
Net realized and unrealized gain on investments and foreign currency transactions		114,394,949
Net increase in net assets resulting from operations		$118,232,694

*Net of foreign taxes withheld as follows		$73,330

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2009	2008
OPERATIONS:
Net investment income	$3,837,745	$4,955,792
Net realized gain (loss) from investments and foreign currency transactions	(40,978,639)	605,679
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	155,373,588	(246,836,174)
Net increase (decrease) in net assets resulting from operations	118,232,694	(241,274,703)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,982,003)	(4,909,074)
Realized gains from investment transactions	–	(8,550,201)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	72,001,466	(70,813,149)
Total increase (decrease) in net assets	186,252,157	(325,547,127)

NET ASSETS:
Beginning of year	333,151,807	658,698,934
End of year*	$519,403,964	$333,151,807

*Including undistributed net investment income of	$126,666	$285,052

See Notes to Financial Statements

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$42,314,970	$992,348	$–	$43,307,318
Consumer staples	57,103,157	5,923,032	–	63,026,189
Energy	77,892,047	4,813,023	–	82,705,070
Financials	145,419,036	5,585,876	–	151,004,912
Health care	46,123,513	–	–	46,123,513
Industrials	22,025,978	10,190,618	–	32,216,596
Information technology	42,512,377	–	–	42,512,377
Materials	26,196,297	4,833,682	–	31,029,979
Utilities	809,248	–	–	809,248
Convertible debt securities	–	2,993,860	–	2,993,860
Corporate debt securities	–	2,449,958	–	2,449,958
Short-term securities	–	15,333,000	–	15,333,000
Total	$460,396,623	$53,115,397	$–	$513,512,020

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2009, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2009 capital losses as follows:

	Capital Loss Carryforwards	Post October 2009 Capital Losses
Expiring
12/31/2017	$30,445,000	$–
12/31/2018	–	9,789,000
	$30,445,000	$9,789,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

17

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, passive foreign investment company shares, and foreign currency transactions.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2009, amounts have been reclassified to reflect a decrease in undistributed net investment income of $14,128 and a corresponding decrease in accumulated net realized losses from investments and foreign currency transactions.  Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2009 and 2008 were as follows:

	2009	2008
Ordinary income	$3,982,003	$4,912,728
Long-term capital gain	–	8,546,547
Total	$3,982,003	$13,459,275

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$790,168
Accumulated net realized losses from investments and
foreign currency transactions	(40,234,828)
Net unrealized appreciation on investments	137,632,593
Total	$98,187,933

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2009 were $149,251,682 and $74,542,809, respectively.

18

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. Prior to July 1, 2009, the annual rate was 0.75% of the Fund’s average net assets.  Effective July 1, 2009, the annual rate is 0.55% of the Fund’s average net assets.  Advisory fees paid during the year ended December 31, 2009 approximated 0.63% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended December 31, 2009 amounted to $6,252.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  Such reductions amounted to $6 during the year ended December 31, 2009.

NOTE 5 - CAPITAL STOCK

At December 31, 2009, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended		Year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	16,029,614	$142,471,775	5,699,870	$61,188,955
Shares issued in reinvestment of distributions	368,022	3,982,003	1,734,051	13,459,275
	16,397,636	146,453,778	7,433,921	74,648,230
Shares redeemed	(8,410,774)	(74,452,312)	(12,622,781)	(145,461,379)
Net increase (decrease)	7,986,862	$72,001,466	(5,188,860)	$(70,813,149)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the year ended December 31, 2009.

19

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 7 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid securities amounted to $3,819,818 or 0.74% of the Fund’s net assets as of December 31, 2009.  The aggregate value of restricted securities amounted to $164,920 or 0.03% of the Fund’s net assets as of December 31, 2009.

Information regarding illiquid and restricted securities is as follows:

Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/Share	Valuation per Unit/Share as of December 31, 2009

Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	02/03/09	$ 2,000,000	20,000	$100.00	$122.50

Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	12/23/08	$ 400,000	4,000	$100.00	$125.00

Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	07/17/08	$ 736,000	7,360	$100.00	$118.19

Sino-Forest Corp., 144A	12/11/09	NA	8,900	$15.85	$18.53

NOTE 8 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to December 31, 2009 and through February 9, 2010, the date the Fund’s financial statements were issued, which require adjustments and/or additional disclosure in the Fund’s financial statements.

20

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.26	$14.48	$14.58	$12.77	$11.78

Income (Loss) from Investment Operations:
Net Investment Income	0.08	0.13	0.17	0.11	0.12
Net Realized and Unrealized Gains (Losses)	2.49	(6.00)	0.51	1.81	0.99
Total from Investment Operations	2.57	(5.87)	0.68	1.92	1.11

Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.12)	(0.17)	(0.11)	(0.11)
Distributions from Realized Gains	–	(0.23)	(0.61)	–	–
Distributions in Excess of Net Investment Income	–	–	–	–	(0.01)
Total Dividends and Distributions	(0.08)	(0.35)	(0.78)	(0.11)	(0.12)
Net Asset Value, End of Period	$10.75	$8.26	$14.48	$14.58	$12.77

Total Returna	31.16%	(40.32)%	4.64%	15.00%	9.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$519,404	$333,152	$658,699	$771,828	$620,369
Ratio of Expenses to Average Net Assets:
Gross	0.71%	0.82%	0.81%	0.81%	0.81%
Netb	0.71%	0.82%	0.81%	0.81%	0.81%
Ratio of Net Investment Income to Average Net Assets	0.97%	0.98%	1.11%	0.83%	0.87%
Portfolio Turnover Ratec	20%	17%	9%	19%	14%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

21

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 9, 2010

22

DAVIS VALUE PORTFOLIO	Fund Information

Federal Income Tax Information (Unaudited)

During the calendar year ended 2009, $3,982,003 or 100% of dividends paid by the Fund constituted income qualifying for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

24

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director / Chairman (retired 12/31/09)	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*      Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

25

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

26

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

27

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Notes to Financial Statements	11

Financial Highlights	16

Report of Independent Registered Public Accounting Firm	17

Fund Information	18

Directors and Officers	19

This Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 41.18% for the year ended December 31, 2009.  Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 26.46%.  The Index’s diversified financials and insurance industry groups1 turned in positive performances, while the banking industry group turned in a negative performance.

Factors Impacting the Portfolio’s Performance

The Portfolio’s financial sector holdings out-performed those of the Index (up 44% versus up 17% for the Index).  The Portfolio had a portion of its assets invested in other sectors and these non-financial holdings overall contributed2 to performance.

The Portfolio’s diversified financial companies were the largest contributors to performance.  The Portfolio’s diversified financial companies out-performed the corresponding industry group within the Index (up 56% versus up 30% for the Index).  American Express3, Oaktree, Goldman Sachs, and GAM Holding were among the most important contributors to performance.  JPMorgan Chase, Bank of New York Mellon, Julius Baer Group, and Bank of America were among the most important detractors from performance.

The Portfolio’s insurance companies were the second largest contributor to performance (up 24% versus up 14% for the corresponding industry group within the Index).  Transatlantic Holdings, China Life Insurance, and Loews were among the most important contributors to performance.  FPIC Insurance and American International Group were among the most important detractors from performance.  The Fund no longer owns American International Group.

The Portfolio’s banking companies contributed positively to performance (up 63% versus down 7% for the Index).  Wells Fargo and State Bank of India were among the most important contributors to performance.

The Portfolio received a favorable class action settlement from a former holding, Tyco International.  This settlement had an approximate impact of 0.4% on the investment performance of the Portfolio in 2009.

The Portfolio ended the year with approximately 25% of its net assets invested in foreign companies.  As a whole these companies out-performed the domestic companies held by the Portfolio.

Davis Financial Portfolio’s investment objective is long-term growth of capital.  There can be no assurance that the Portfolio will achieve its objective.  The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk.  See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

 2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 1999

Average Annual Total Return for periods ended December 31, 2009
F Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	41.18%	(1.79)%	2.66%	1.81%	07/01/99	0.78%	0.78%
Standard & Poor’s 500® Index	26.46%	0.42%	(0.95)%	(0.26)%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns.  This settlement had a material impact on the investment performance of the Portfolio in 2009.  This was a one-time event that is unlikely to be repeated.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	73.93%	Diversified Financials	44.67%	7.87%
Common Stock (Foreign)	25.14%	Insurance	33.19%	2.41%
Short Term Investments	0.95%	Banks	12.52%	2.86%
Other Assets & Liabilities	(0.02)%	Energy	5.17%	11.48%
	100.00%	Commercial & Professional Services	2.90%	0.66%
		Materials	1.55%	3.60%
		Information Technology	–	19.85%
		Health Care	–	12.63%
		Capital Goods	–	7.49%
		Food, Beverage & Tobacco	–	5.84%
		Other	–	25.31%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

American Express Co.	Consumer Finance	9.07%
Transatlantic Holdings, Inc.	Reinsurance	8.35%
Loews Corp.	Multi-line Insurance	6.15%
State Bank of India Ltd., GDR	Commercial Banks	5.71%
Wells Fargo & Co.	Commercial Banks	5.45%
Canadian Natural Resources Ltd.	Energy	5.12%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	4.83%
Goldman Sachs Group, Inc.	Capital Markets	4.71%
Bank of New York Mellon Corp.	Capital Markets	4.66%
Markel Corp.	Property & Casualty Insurance	4.34%

New Positions Added (01/01/09-12/31/09)
(Highlighted positions are those greater than 0.30% of 12/31/09 total net assets)
Security	Industry	Date of 1st Purchase	% of 12/31/09 Fund Net Assets
Banco Santander Brasil S.A., ADS	Commercial Banks	10/07/09	0.32%
Cielo S.A.	Diversified Financial Services	06/26/09	0.26%

Positions Closed (01/01/09-12/31/09)
(Gains and losses greater than $1,000,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Ambac Financial Group, Inc.	Property & Casualty Insurance	02/20/09	$(615,674)
American International Group, Inc.	Multi-line Insurance	03/12/09	(6,106,028)
H&R Block, Inc.	Consumer Services	11/24/09	(96,600)
MBIA Inc.	Property & Casualty Insurance	03/06/09	(1,153,345)

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2009. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/2009)	(12/31/2009)	(07/01/2009-12/31/2009)

Actual	$1,000.00	$1,251.81	$3.86
Hypothetical	$1,000.00	$1,021.78	$3.47

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.68%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2009

Shares	Security	Value (Note 1)
COMMON STOCK – (99.07%)
ENERGY – (5.12%)
62,500	Canadian Natural Resources Ltd. (Canada)	$4,496,875
	Total Energy	4,496,875
FINANCIALS – (89.54%)
Banks – (12.41%)
	Commercial Banks – (12.41%)
20,000	Banco Santander Brasil S.A., ADS (Brazil)	278,800
21,600	ICICI Bank Ltd., ADR (India)	814,536
50,948	State Bank of India Ltd., GDR (India)	5,012,519
177,500	Wells Fargo & Co.	4,790,725
		10,896,580
Diversified Financials – (44.25%)
	Capital Markets – (21.10%)
60,460	Ameriprise Financial, Inc.	2,347,057
146,200	Bank of New York Mellon Corp.	4,089,214
124,300	Brookfield Asset Management Inc., Class A (Canada)	2,756,974
20,100	Charles Schwab Corp.	378,483
93,910	GAM Holding Ltd. (Switzerland)	1,137,162
24,520	Goldman Sachs Group, Inc.	4,139,957
93,910	Julius Baer Group Ltd. (Switzerland)	3,302,669
7,260	T. Rowe Price Group Inc.	386,704
		18,538,220
	Consumer Finance – (9.55%)
196,700	American Express Co.	7,970,284
194,994	First Marblehead Corp. *	415,337
		8,385,621
	Diversified Financial Services – (13.60%)
14,486	Bank of America Corp.	218,159
25,700	Cielo S.A. (Brazil)	226,444
23,748	JPMorgan Chase & Co.	989,579
122,000	Moody's Corp.	3,269,600
126,700	Oaktree Capital Group LLC, Class A (a)	4,244,450
62,000	RHJ International (Belgium)*	470,852
28,900	Visa Inc., Class A	2,527,594
		11,946,678
		38,870,519
Insurance – (32.88%)
	Life & Health Insurance – (4.08%)
48,833	China Life Insurance Co., Ltd., ADR (China)	3,581,901
	Multi-line Insurance – (6.15%)
148,600	Loews Corp.	5,401,610
	Property & Casualty Insurance – (11.00%)
24,600	ACE Ltd.	1,239,840
24,800	FPIC Insurance Group, Inc. *	958,024
11,200	Markel Corp. *	3,808,000
203,300	Progressive Corp. (Ohio) *	3,657,367
		9,663,231

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2009

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (11.65%)
33,900	Everest Re Group, Ltd.	$2,904,552
140,737	Transatlantic Holdings, Inc.	7,333,805
		10,238,357
		28,885,099
	Total Financials	78,652,198
INDUSTRIALS – (2.87%)
Commercial & Professional Services – (2.87%)
29,900	D&B Corp.	2,522,663
	Total Industrials	2,522,663
MATERIALS – (1.54%)
61,700	Sealed Air Corp.	1,348,762
	Total Materials	1,348,762

	TOTAL COMMON STOCK – (Identified cost $70,873,846)	87,020,498

SHORT TERM INVESTMENTS – (0.95%)
$278,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.01%, 01/04/10, dated 12/31/09, repurchase value of $278,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.131%-5.959%, 02/01/35-06/01/38, total market value $283,560)	278,000
557,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.03%, 01/04/10, dated 12/31/09, repurchase value of $557,002
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.93%-2.625%, 03/30/10-12/31/14, total market value $568,140)	557,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $835,000)	835,000

	Total Investments – (100.02%) – (Identified cost $71,708,846) – (b)	87,855,498
	Liabilities Less Other Assets – (0.02%)	(18,277)
	Net Assets – (100.00%)	$87,837,221

ADR: American Depositary Receipt
ADS: American Depositary Share
GDR: Global Depositary Receipt
*	Non-Income producing security.
(a)	Illiquid Security – See Note 7 of the Notes to Financial Statements.
(b)	Aggregate cost for federal income tax purposes is $71,862,391. At December 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$21,504,253
	Unrealized depreciation	(5,511,146)
	Net unrealized appreciation	$15,993,107

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2009

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$87,855,498
Cash	111,594
Receivables:
Capital stock sold	141,202
Dividends and interest	26,942
Prepaid expenses	1,327
Total assets	88,136,563
LIABILITIES:
Payables:
Capital stock redeemed	233,756
Accrued management fee	41,994
Other accrued expenses	23,592
Total liabilities	299,342
NET ASSETS	$87,837,221
SHARES OUTSTANDING	8,798,369
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.98
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$8,798
Additional paid-in capital	84,602,067
Undistributed net investment income	478,082
Accumulated net realized losses from investments	(13,399,316)
Net unrealized appreciation on investments and foreign currency transactions	16,147,590
Net Assets	$87,837,221

*Including:
Cost of Investments	$71,708,846

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2009

INVESTMENT INCOME:
Income:
Dividends*		$1,050,512
Interest		8,223
Total income		1,058,735

Expenses:
Management fees (Note 3)	$463,102
Custodian fees	23,874
Transfer agent fees	9,083
Audit fees	18,000
Legal fees	2,508
Accounting fees (Note 3)	2,004
Reports to shareholders	19,941
Directors’ fees and expenses	23,027
Registration and filing fees	54
Miscellaneous	7,822
Total expenses		569,415
Net investment income		489,320

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(8,123,481)
Foreign currency transactions		(261)
Net change in unrealized appreciation (depreciation)		34,312,747
Net realized and unrealized gain on investments and foreign currency transactions		26,189,005
Net increase in net assets resulting from operations		$26,678,325

*Net of foreign taxes withheld as follows		$19,778

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2009	2008
OPERATIONS:
Net investment income	$489,320	$630,375
Net realized loss from investments and foreign currency transactions	(8,123,742)	(5,207,088)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	34,312,747	(46,773,677)
Net increase (decrease) in net assets resulting from operations	26,678,325	(51,350,390)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(629,608)	–
Realized gains from investment transactions	–	(3,340,762)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5)	4,467,751	(4,713,395)
Total increase (decrease) in net assets	30,516,468	(59,404,547)

NET ASSETS:
Beginning of year	57,320,753	116,725,300
End of year*	$87,837,221	$57,320,753

*Including undistributed net investment income of	$478,082	$610,730

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Energy	4,496,875	–	–	4,496,875
Financials	67,787,215	10,864,983	–	78,652,198
Industrials	2,522,663	–	–	2,522,663
Materials	1,348,762	–	–	1,348,762
Short-term securities	–	835,000	–	835,000
Total	$76,155,515	$11,699,983	$–	$87,855,498

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2009, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2009 capital losses as follows:

	Capital Loss Carryforwards	Post October 2009 Capital Losses
Expiring
12/31/2016	$4,739,000	$–
12/31/2017	8,267,000	–
12/31/2018	–	239,000
	$13,006,000	$239,000

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2009, amounts have been reclassified to reflect an increase in undistributed net investment income of $7,640 and a corresponding increase in accumulated net realized losses from investments. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	2009	2008
Ordinary income	$629,608	$18,252
Long-term capital gain	–	3,322,510
Total	$629,608	$3,340,762

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$478,082
Accumulated net realized losses from investments	(13,245,770)
Net unrealized appreciation on investments	15,994,044
Total	$3,226,356

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2009 were $14,698,421 and $6,805,846, respectively.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. Prior to July 1, 2009, the annual rate was 0.75% of the Fund’s average net assets.  Effective July 1, 2009, the annual rate is 0.55% of the Fund’s average net assets.  Advisory fees paid during the year ended December 31, 2009 approximated 0.63% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended December 31, 2009 amounted to $2,004.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  There were no reductions during the year ended December 31, 2009.

NOTE 5 - CAPITAL STOCK

At December 31, 2009, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended		Year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,303,661	$26,457,753	2,481,240	$26,265,738
Shares issued in reinvestment of distributions	63,087	629,608	531,968	3,340,762
	3,366,748	27,087,361	3,013,208	29,606,500
Shares redeemed	(2,616,379)	(22,619,610)	(3,147,595)	(34,319,895)
Net increase (decrease)	750,369	$4,467,751	(134,387)	$(4,713,395)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the year ended December 31, 2009.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 7 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  The aggregate value of illiquid securities amounted to $4,244,450 or 4.83% of the Fund’s net assets as of December 31, 2009.

Information regarding illiquid securities is as follows:

Security	Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2009

Oaktree Capital Group LLC, Class A	05/21/07	126,700	$23.84	$33.50

NOTE 8 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to December 31, 2009 and through February 9, 2010, the date the Fund’s financial statements were issued, which require adjustments and/or additional disclosure in the Fund’s financial statements.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$7.12		$14.27	$16.29	$13.83	$12.82

Income (Loss) from Investment Operations:
Net Investment Income	0.05		0.08	0.17	0.09	0.07
Net Realized and Unrealized Gains (Losses)	2.88		(6.76)	(1.12)	2.47	1.00
Total from Investment Operations	2.93		(6.68)	(0.95)	2.56	1.07

Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		–	(0.17)	(0.09)	(0.06)
Distributions from Realized Gains	–		(0.47)	(0.90)	(0.01)	–
Total Dividends and Distributions	(0.07)		(0.47)	(1.07)	(0.10)	(0.06)
Net Asset Value, End of Period	$9.98		$7.12	$14.27	$16.29	$13.83

Total Returna	41.18	%b	(46.36)%	(6.05)%	18.50%	8.38%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$87,837		$57,321	$116,725	$155,807	$124,060
Ratio of Expenses to Average Net Assets:
Gross	0.78%		0.88%	0.85%	0.84%	0.85%
Netc	0.78%		0.88%	0.85%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	0.67%		0.73%	0.97%	0.66%	0.52%
Portfolio Turnover Rated	10%		16%	17%	9%	21%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns  do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 9, 2010

17

DAVIS FINANCIAL PORTFOLIO	Fund Information

Federal Income Tax Information (Unaudited)

During the calendar year ended 2009, $629,608 or 100% of dividends paid by the Fund constituted income qualifying for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director / Chairman (retired 12/31/09)	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*      Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

20

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the  current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

22

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	17

Report of Independent Registered Public Accounting Firm	18

Fund Information	19

Directors and Officers	20

This Annual Report is authorized for use by existing shareholders.  Prospective shareholders must receive a current Davis Variable Account Funds, Inc. (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio delivered a total return on net asset value of 31.73% for the year ended December 31, 2009.  Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 29.20%.  Every sub-industry1 within the Index delivered positive returns, with real estate operating companies, office REITs, and residential REITs turning in the strongest performance.

Factors Impacting the Portfolio’s Performance

The Portfolio’s office REITs were important contributors2 to performance.  A higher relative average weighting in this sub-industry (27% versus 17% for the Index) was a strong contributor to the Portfolio’s performance.  Alexandria Real Estate3, Digital Realty Trust, and SL Green Realty were among the most important contributors to performance.  Derwent London was among the most important detractors from performance.  The Portfolio no longer owns Derwent London.

The Portfolio’s retail REITs were the most important contributor to performance relative to the Index.  The Portfolio’s retail REITs out-performed the corresponding sub-industry within the Index (up 51% versus up 28% for the Index).  Simon Property Group and Taubman Centers were among the most important contributors to performance.

Diversified REITs were the largest detractor from the Portfolio’s performance relative to the Index.  The Portfolio’s diversified REITs under-performed the corresponding sub-industry within the Index (down 17% versus up 24% for the Index).  Cousins Properties was among the most important detractors from performance.

Forest City Enterprises and ProLogis were among the most important contributors to the Portfolio’s performance.  Brixton, First Potomac Realty, and Cogdell Spencer were among the most important detractors from performance.  The Portfolio no longer owns Brixton or First Potomac Realty.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income.  There can be no assurance that the Portfolio will achieve its objective.  The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small- and medium-capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk.  See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector.  The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies.  Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio.  For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies.  The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security.  The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on December 31, 1999

Average Annual Total Return for periods ended December 31, 2009
F Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	31.73%	(2.12)%	8.49%	6.89%	07/01/99	0.98%	0.98%
Standard & Poor’s 500® Index	26.46%	0.42%	(0.95)%	(0.26)%
Wilshire U.S. Real Estate Securities Index	29.20%	(0.23)%	10.47%	8.93%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses.  The Index was formerly named the “Dow Jones Wilshire Real Estate Securities Index.” Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today.  The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.  Portfolio performance changes over time and current performance may be higher or lower than stated.  The operating expense ratio may vary in future years.  For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account.  If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2009

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Wilshire U.S. Real Estate Securities Index
Common Stock (U.S.)	74.80%
Common Stock (Foreign)	1.90%		Fund
Preferred Stock	8.34%	Office REITs	32.57%	17.23%
Convertible Bonds	4.27%	Retail REITs	19.59%	22.72%
Short Term Investments	9.13%	Specialized REITs	11.69%	26.07%
Other Assets & Liabilities	1.56%	Residential REITs	10.11%	15.91%
	100.00%	Industrial REITs	9.55%	6.21%
		Diversified REITs	6.48%	9.18%
		Other	5.66%	0.59%
		Real Estate Operating Companies	4.35%	2.09%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Corporate Office Properties Trust	Office REITs	5.10%
Ventas, Inc.	Specialized REITs	5.02%
American Campus Communities, Inc.	Residential REITs	4.97%
Alexandria Real Estate Equities, Inc.	Office REITs	4.61%
Simon Property Group, Inc.	Retail REITs	4.36%
Federal Realty Investment Trust	Retail REITs	3.92%
Vornado Realty Trust	Diversified REITs	3.88%
Essex Property Trust, Inc.	Residential REITs	3.73%
Douglas Emmett, Inc.	Office REITs	3.70%
Taubman Centers, Inc.	Retail REITs	3.59%

4

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2009

New Positions Added (01/01/09-12/31/09)
(Highlighted positions are those greater than 2.00% of 12/31/09 total net assets)
Security	Industry	Date of 1st Purchase	% of 12/31/09 Fund Net Assets
Alexandria Real Estate Equities, Inc., 7.00%,
Series D, Conv. Pfd.	Office REITs	04/21/09	3.04%
AMB Property Corp.	Industrial REITs	02/12/09	–
AvalonBay Communities, Inc.	Residential REITs	02/27/09	–
CBL & Associates Properties, Inc.	Retail REITs	01/14/09	1.27%
CBL & Associates Properties, Inc., 7.375%,
Series D	Retail REITs	01/14/09	0.68%
Digital Realty Trust, Inc., 5.50%,
Series D, Cum. Conv. Pfd.	Office REITs	01/21/09	0.74%
Digital Realty Trust, Inc., 144A Conv.
Sr. Notes, 5.50%, 04/15/29	Office REITs	04/14/09	1.90%
Forest City Enterprises, Inc., 144A Conv.
Sr. Notes, 5.00%, 10/15/16	Real Estate Operating Companies	10/20/09	0.37%
Highwoods Properties, Inc.	Office REITs	05/27/09	–
Host Hotels & Resorts Inc.	Specialized REITs	01/08/09	1.92%
Kilroy Realty Corp.	Office REITs	01/29/09	–
LaSalle Hotel Properties	Specialized REITs	01/14/09	2.04%
Liberty Property Trust	Diversified REITs	02/12/09	–
Macerich Co.	Retail REITs	10/22/09	0.47%
ProLogis	Industrial REITs	08/11/09	2.30%
Regency Centers Corp.	Retail REITs	07/17/09	3.20%
Simon Property Group, Inc.	Retail REITs	01/20/09	4.36%
U-Store-It Trust	Specialized REITs	08/13/09	–
Vornado Realty Trust	Diversified REITs	05/29/09	3.88%

Positions Closed (01/01/09-12/31/09)
(Gains and losses greater than $500,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
AMB Property Corp.	Industrial REITs	07/24/09	$42,447
AvalonBay Communities, Inc.	Residential REITs	03/10/09	38,421
Brixton PLC	Industrial REITs	03/19/09	(926,705)
Burlington Northern Santa Fe Corp.	Transportation	12/08/09	181,386
Derwent London PLC	Office REITs	02/09/09	(1,713,282)
First Potomac Realty Trust	Industrial REITs	02/18/09	(755,195)
General Growth Properties, Inc.	Retail REITs	01/08/09	(2,644,945)
Highwoods Properties, Inc.	Office REITs	07/31/09	22,507
Kilroy Realty Corp.	Office REITs	08/05/09	7,020
Liberty Property Trust	Diversified REITs	06/12/09	27,446
Minerva PLC	Real Estate Operating Companies	04/02/09	(417,058)
Mitsui Fudosan Co., Ltd.	Diversified Real Estate Activities	02/19/09	(247,701)
SL Green Realty Corp.	Office REITs	08/27/09	(334,601)
St. Joe Co.	Diversified Real Estate Activities	08/05/09	72,140
U-Store-It Trust	Specialized REITs	12/21/09	46,652

5

DAVIS REAL ESTATE PORTFOLIO	Expense Example

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2009. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/09)	(12/31/09)	(07/01/09-12/31/09)

Actual	$1,000.00	$1,400.23	$5.87
Hypothetical	$1,000.00	$1,020.32	$4.94

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.97%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
 December 31, 2009
Shares	Security	Value (Note 1)
COMMON STOCK – (76.70%)
FINANCIALS – (73.54%)
Diversified Financials – (1.90%)
Capital Markets – (1.90%)
20,240	Brookfield Asset Management Inc., Class A (Canada)	$448,923
Real Estate – (71.64%)
Real Estate Investment Trusts (REITs) – (68.12%)
	Diversified REITs – (5.79%)
59,032	Cousins Properties, Inc.	450,414
13,070	Vornado Realty Trust	914,116
		1,364,530
	Industrial REITs – (5.88%)
168,200	DCT Industrial Trust Inc.	844,364
39,600	ProLogis	542,124
		1,386,488
	Office REITs – (20.50%)
16,900	Alexandria Real Estate Equities, Inc.	1,086,501
12,400	Boston Properties, Inc.	831,668
32,790	Corporate Office Properties Trust	1,201,098
16,700	Digital Realty Trust, Inc.	839,676
61,200	Douglas Emmett, Inc.	872,100
		4,831,043
	Residential REITs – (8.70%)
41,700	American Campus Communities, Inc.	1,171,770
10,490	Essex Property Trust, Inc.	877,488
		2,049,258
	Retail REITs – (16.81%)
30,960	CBL & Associates Properties, Inc.	299,383
13,650	Federal Realty Investment Trust	924,378
3,053	Macerich Co.	109,755
21,500	Regency Centers Corp.	753,790
12,892	Simon Property Group, Inc.	1,028,782
23,560	Taubman Centers, Inc.	846,040
		3,962,128
	Specialized REITs – (10.44%)
60,583	Cogdell Spencer, Inc.	342,900
38,803	Host Hotels & Resorts Inc. *	452,831
22,700	LaSalle Hotel Properties	481,921
27,020	Ventas, Inc.	1,181,855
		2,459,507
		16,052,954
Real Estate Management & Development – (3.52%)
	Real Estate Operating Companies – (3.52%)
70,380	Forest City Enterprises, Inc., Class A *	829,076
		16,882,030
	Total Financials	17,330,953

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
 December 31, 2009

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (3.16%)
Transportation – (3.16%)
21,700	Alexander & Baldwin, Inc.	$742,791
	Total Industrials	742,791

	TOTAL COMMON STOCK – (Identified cost $18,128,897)	18,073,744

PREFERRED STOCK – (8.34%)
FINANCIALS – (8.34%)
Real Estate – (8.34%)
Real Estate Investment Trusts (REITs) – (8.34%)
	Industrial REITs – (1.06%)
11,900	AMB Property Corp., 6.75%, Series M	249,483
	Office REITs – (6.27%)
33,272	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	717,428
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	174,385
5,014	Digital Realty Trust, Inc., 8.50%, Series A	127,230
19,930	SL Green Realty Corp., 7.625%, Series C	458,639
		1,477,682
	Residential REITs – (0.33%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	77,688
	Retail REITs – (0.68%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	160,404
	Total Financials	1,965,257

	TOTAL PREFERRED STOCK – (Identified cost $1,072,511)	1,965,257

CONVERTIBLE BONDS – (4.27%)
FINANCIALS – (4.27%)
Real Estate – (4.27%)
Real Estate Investment Trusts (REITs) – (3.90%)
	Industrial REITs – (1.59%)
$401,000	ProLogis, Conv. Sr. Notes, 2.25%, 04/01/37	373,933
	Office REITs – (2.31%)
344,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	449,350
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	96,070
		545,420
		919,353
Real Estate Management & Development – (0.37%)
	Real Estate Operating Companies – (0.37%)
80,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	87,400
	Total Financials	1,006,753

	TOTAL CONVERTIBLE BONDS – (Identified cost $686,033)	1,006,753

8

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2009

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (9.13%)
$717,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.01%, 01/04/10, dated 12/31/09, repurchase value of $717,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.131%-5.959%, 02/01/35-06/01/38, total market value $731,340)	$717,000
1,435,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.03%, 01/04/10, dated 12/31/09, repurchase value of $1,435,005
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.93%-2.625%, 03/30/10-12/31/14, total market value $1,463,700)	1,435,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $2,152,000)	2,152,000

	Total Investments – (98.44%) – (Identified cost $22,039,441) – (b)	23,197,754
	Other Assets Less Liabilities – (1.56%)	368,599

	Net Assets – (100.00%)	$23,566,353

*	Non-Income producing security.
(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $632,820, or 2.68% of the Fund's net assets, as of December 31, 2009.

(b)	Aggregate cost for federal income tax purposes is $23,463,635. At December 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,205,644
	Unrealized depreciation	(3,471,525)
	Net unrealized depreciation	$(265,881)

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2009

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$23,197,754
Cash	29,464
Receivables:
Capital stock sold	5,618
Dividends and interest	117,988
Investment securities sold	292,307
Prepaid expenses	419
Total assets	23,643,550
LIABILITIES:
Payables:
Capital stock redeemed	40,470
Accrued audit fees	12,100
Accrued management fee	13,033
Other accrued expenses	9,244
Due to Adviser	2,350
Total liabilities	77,197
NET ASSETS	$23,566,353
SHARES OUTSTANDING	3,186,708
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$7.40
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$3,187
Additional paid-in capital	38,068,873
Undistributed net investment income	7,288
Accumulated net realized losses from investments and foreign currency transactions	(15,671,007)
Net unrealized appreciation on investments and foreign currency transactions	1,158,012
Net Assets	$23,566,353

*Including:
Cost of Investments	$22,039,441

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2009

INVESTMENT INCOME:
Income:
Dividends*		$674,233
Interest		32,159
Total income		706,392

Expenses:
Management fees (Note 3)	$118,341
Custodian fees	20,497
Transfer agent fees	6,255
Audit fees	18,000
Legal fees	650
Accounting fees (Note 3)	2,004
Reports to shareholders	3,909
Directors’ fees and expenses	7,676
Registration and filing fees	13
Miscellaneous	6,003
Total expenses		183,348
Net investment income		523,044

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from:
Investment transactions		(12,770,370)
Foreign currency transactions		(1,820)
Net change in unrealized appreciation (depreciation)		17,711,950
Net realized and unrealized gain on investments and foreign currency transactions		4,939,760
Net increase in net assets resulting from operations		$5,462,804

*Net of foreign taxes withheld as follows		$2,080

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2009	2008
OPERATIONS:
Net investment income	$523,044	$654,938
Net realized loss from investments and foreign currency transactions	(12,772,190)	(2,901,263)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	17,711,950	(16,471,893)
Net increase (decrease) in net assets resulting from operations	5,462,804	(18,718,218)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(513,936)	(804,817)
Realized gains from investment transactions	–	(368,670)
Return of capital	–	(28,370)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5)	(713,924)	(10,296,476)
Total increase (decrease) in net assets	4,234,944	(30,216,551)

NET ASSETS:
Beginning of year	19,331,409	49,547,960
End of year*	$23,566,353	$19,331,409

*Including undistributed net investment income of	$7,288	$–

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund.  The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s  investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$19,121,825	$174,385	$–	$19,296,210
Industrials	742,791	–	–	742,791
Convertible debt securities	–	1,006,753	–	1,006,753
Short-term securities	–	2,152,000	–	2,152,000
Total	$19,864,616	$3,333,138	$–	$23,197,754

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income or excise tax is required.  The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2009, no provision for income tax would be required in the Fund’s financial statements.  The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2016	$2,585,000
12/31/2017	11,662,000
$14,247,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund.  The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax rules.  Accordingly, during the year ended December 31, 2009, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,820 and a corresponding decrease in accumulated net realized losses from investments and foreign currency transactions.  Net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2009 and 2008 was as follows:

	2009	2008
Ordinary income	$513,936	$805,314
Long-term capital gain	–	368,173
Return of capital	–	28,370
Total	$513,936	$1,201,857

As of December 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$7,288
Accumulated net realized losses from investments and
foreign currency transactions	(14,246,813)
Net unrealized depreciation on investments	(266,182)
Total	$(14,505,707)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2009 were $11,903,585 and $13,426,525, respectively.

15

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2009

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser. Prior to July 1, 2009, the annual rate was 0.75% of the Fund’s average net assets.  Effective July 1, 2009, the annual rate is 0.55% of the Fund’s average net assets.  Advisory fees paid during the year ended December 31, 2009 approximated 0.64% of the average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent.  State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the year ended December 31, 2009 amounted to $2,004.  Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund.  DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser.  The Fund pays no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund.  There were no reductions during the year ended December 31, 2009.

NOTE 5 - CAPITAL STOCK

At December 31, 2009, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended		Year ended
	December 31, 2009		December 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	708,612	$4,050,873	276,678	$2,700,154
Shares issued in reinvestment of distributions	102,105	513,936	161,544	1,201,857
	810,717	4,564,809	438,222	3,902,011
Shares redeemed	(956,040)	(5,278,733)	(1,432,521)	(14,198,487)
Net decrease	(145,323)	$(713,924)	(994,299)	$(10,296,476)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Fund had no borrowings during the year ended December 31, 2009.

NOTE 7 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to December 31, 2009 and through February 9, 2010, the date the Fund’s financial statements were issued, which require adjustments and/or additional disclosure in the Fund’s financial statements.

16

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.80	$11.45	$20.43	$17.33	$16.80

Income (Loss) from Investment Operations:
Net Investment Income	0.16	0.19	0.42	0.34	0.30
Net Realized and Unrealized Gains (Losses)	1.60	(5.50)	(3.40)	5.58	1.86
Total from Investment Operations	1.76	(5.31)	(2.98)	5.92	2.16

Dividends and Distributions:
Dividends from Net Investment Income	(0.16)	(0.22)	(0.64)	(0.60)	(0.54)
Distributions from Realized Gains	–	(0.11)	(5.36)	(2.22)	(1.09)
Return of Capital	–	(0.01)	–	–	–
Total Dividends and Distributions	(0.16)	(0.34)	(6.00)	(2.82)	(1.63)
Net Asset Value, End of Period	$7.40	$5.80	$11.45	$20.43	$17.33

Total Returna	31.73%	(46.91)%	(15.48)%	34.37%	13.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,566	$19,331	$49,548	$89,738	$64,556
Ratio of Expenses to Average Net Assets:
Gross	0.98%	0.98%	0.88%	0.86%	0.87%
Netb	0.98%	0.98%	0.87%	0.86%	0.87%
Ratio of Net Investment Income to Average Net Assets	2.81%	1.84%	1.92%	1.63%	1.71%
Portfolio Turnover Ratec	70%	41%	49%	38%	28%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Total returns do not reflect charges attributable to your insurance company’s separate account.  Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.
c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

17

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 9, 2010

18

DAVIS REAL ESTATE PORTFOLIO	Fund Information

Federal Income Tax Information (Unaudited)

During the calendar year ended 2009, $37,710 or 7% of dividends paid by the Fund constituted income qualifying for the corporate dividends-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund.  A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (a REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post Co. (newspaper publisher); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc. (engineering).	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (08/16/35)	Director / Chairman (retired 12/31/09)	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	10
Director, Davis New York Venture Fund, Inc. (consisting of four portfolios); Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*      Jeremy H. Biggs and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940.

21

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios) and Selected Funds (consisting of three portfolios); President, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser; Director of Davis Series, Inc. (consisting of six portfolios) and the Selected Funds (consisting of three portfolios).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

22

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Real Estate Portfolio) prospectus, which must precede or accompany this report.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com.  Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

23

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2009 and December 31, 2008 were $56,400 and $56,400, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2009 and December 31, 2008 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2009 and December 31, 2008 were $19,650 and $19,650, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2009 and December 31, 2008 were $0 and $0, respectively.

  (e)(1)  Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of
Rule 2-01 of Regulation S-X.

  (f)   Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2009 and December 31, 2008.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February 19, 2010

By           /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date:  February 19, 2010